UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The Bond Fund of AmericaSM

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Special feature

Balancing your portfolio with bonds

▶ See page 6

Annual report for the year ended December 31, 2010

The Bond Fund of America seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2010:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	3.27%	2.64%	4.61%

The total annual fund operating expense ratio was 0.59% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 28 and 29 for details.

The fund’s 30-day yield for Class A shares as of January 31, 2011, calculated in accordance with the Securities and Exchange Commission formula, was 2.79%. The fund’s distribution rate for Class A shares as of that date was 3.60%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 33.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

The bond market delivered solid returns for 2010, despite a period of weakness late in the year due to rising interest rates. Every major sector recorded positive results for the full year, with higher risk investments generally posting the strongest returns.

For the 12 months ended December 31, 2010, The Bond Fund of America produced a total return of 7.3%. This compared favorably to the unmanaged Barclays Capital U.S. Aggregate Index, the fund’s primary benchmark, which gained 6.5%, but fell short of the Lipper Corporate Debt A-Rated Bond Funds Average, a peer group measure, which returned 7.5%.

Income is an important component of the fund’s total return. For 2010, the fund paid monthly dividends totaling 46.3 cents a share. This represents an income return of approximately 4.0% for those who reinvested dividends. Those who took dividends in cash recorded a 3.9% income return. Importantly for our shareholders, this was the 26th consecutive year that the fund’s income return bested its peer group average.

Bond market overview

Changing perceptions about the strength of the U.S. economy steered the bond market for much of the year, although debt troubles in Europe had a decisive impact as well. Short-term bond yields were largely tethered by the ultra-low interest rates of the Federal Reserve and its quantitative easing efforts, which were implemented to help stimulate economic activity. In contrast, longer term bond rates fluctuated far more over the course of the year, with long-term Treasury yields serving as a barometer for shifting sentiments on the economy.

[Begin Sidebar]
Results at a glance
For periods ended December 31, 2010, with all distributions reinvested

	Total returns	Average annual total returns

	1 year	5 years	10 years	Lifetime
				(since 5/28/74)
The Bond Fund of America
(Class A shares)	7.30%	3.44%	5.01%	8.42%

Barclays Capital U.S. Aggregate
Index1	6.54	5.80	5.84	8.38

Lipper Corporate Debt A-Rated
Bond Funds Average2	7.51	4.82	5.27	8.35

1 The Barclays Capital U.S. Aggregate Index began on January 1, 1976. From May 28, 1974, through December 31, 1975, the Barclays Capital U.S. Government/Credit Index was used. These indexes are unmanaged and their results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

2 Source: Lipper. Lipper averages do not include the effect of sales charges, account fees or taxes.

[End Sidebar]

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[Begin Sidebar]
In this report

Special feature

6	Balancing your portfolio with bonds

In this article, we discuss how The Bond Fund of America can help investors achieve investment goals through its broad exposure to the bond market. In the process, we’ll take a look at the stabilizing effect of income on bond returns and how the fund has fared over longer periods of rising and falling interest rates.

Contents

1	Letter to shareholders

4	The value of a long-term perspective

12	Summary investment portfolio

17	Financial statements

34	Board of directors and other officers
[End Sidebar]

Early in the year, tentative signs of a recovering economy nudged 10-year Treasury yields up to 4.0% by the first week in April. Shortly thereafter, burgeoning concerns about the financial strength of Greece and a handful of other European countries sparked a flight to quality that rallied the Treasury market. Treasury yields fell and continued to decline through the summer months as emerging data hinted at another economic slowdown, or worse — a double-dip recession. Reflecting the market’s concerns, the 10-year Treasury yield tumbled to 2.4%, its low for the year reached in early October. By that time, however, new data pointed to an economy on the mend once again, and interest rates began to climb.

Rising rates during the fourth quarter dented returns for that period, but full-year results were boosted by strength during the previous three quarters. Overall, the Treasury sector produced solid results for the year, bolstered by high returns on longer maturity bonds. Federal agency debt and agency mortgage-backed obligations also logged good returns, though they lagged those of the Treasury sector. The credit-sensitive sectors of the market — notably corporate bonds and commercial mortgage-backed securities — provided some of the best results. The corporate sector was propelled by steady earnings growth, the strength of corporate balance sheets and ongoing investor demand. Commercial mortgages reaped the benefit of an improving outlook for the industry, though its extraordinary gains came from previously depressed levels.

Inside the portfolio

Throughout the year, portfolio counselors sought to guide the fund through the currents of uncertainties that governed the market. Their goal, as always, was to meet the fund’s objectives: preserve principal for shareholders and deliver as high a level of current income as possible. For much of the year, improving bond prices supported their efforts. However, the shifting direction of interest rates and rotating strengths among the various sectors of the market prompted some changes to the mix of securities held in the portfolio.

The fund’s weighting in mortgage-backed obligations was one of the notable changes. Portfolio counselors increased exposure to this class of securities from 23.8% at the start of the year to 29.1% by the end. Virtually all of the increase was among federal agency pass-through obligations. These bonds tend to retain more of their market value during rising rate periods and are prized among investors for the relatively steady stream of income they deliver. In contrast, the counselors continued to reduce the fund’s already low exposure to commercial mortgages and mortgages that were privately originated.

Given the narrowing of corporate bond spreads (the yield differential between a corporate bond and its comparable Treasury) and the corresponding price appreciation that occurred over the past year, portfolio counselors decided to trim exposure to corporate debt, mainly during the first half of the year. As a result, the fund’s weighting in corporates declined to 29.0% by the end of the year from 34.5% at the start.

Direct obligations of the U.S. government have always held a prominent place in the portfolio. Of these, Treasuries constitute the fund’s largest component. During the first half of the year, portfolio counselors modestly increased the weighting in Treasuries as prices rose significantly. Later in the year, they scaled back, leaving the Treasury weighting at 26.8% by year-end, up only slightly from the start of the year.

Less obvious, but as crucial to the success of the fund, were various changes in individual holdings. Most of these resulted from the recommendations of the fund’s research professionals, who continually seek to add value and avoid mishaps through their rigorous analysis of companies, industries and market-moving forces. While their recommendations may not be readily apparent in the sector weightings of the portfolio, they are well represented in its individual holdings.

Altogether, The Bond Fund of America held more than 1,900 individual securities at the end of 2010. These holdings represent some of the best investment ideas of the portfolio counselors and analysts who work together to manage this fund.

Looking ahead

Last year was a seesaw for investor concerns. First they worried about inflation, then deflation and then inflation once more. Thus far we’ve seen little evidence of either extreme. While the economy now seems clearly on the mend, there are also mitigating forces, such as weak housing markets and high unemployment, which are likely to keep the economy from overheating in the year ahead.

Perhaps the greater concern for bond investors in 2011 is that of rising rates. As interest rates rise, the market value of outstanding bonds declines; but here again, concerns may be overblown. Bond prices may weaken as interest rates rise, but as an asset class, they are highly unlikely to plunge in value as can happen with “hard” assets, such as real estate or commodities. In fact, rising rates may actually benefit those bondholders who are patient and reinvest income over time. To learn more about this phenomenon and better understand the long-term advantages that bonds can provide, we invite you to read our feature article, “Balancing your portfolio with bonds,” which begins on page 6.

For many, bonds have become an increasingly important asset class, especially when facing so much uncertainty about the economy and the future. The Bond Fund of America strives to alleviate some of that uncertainty with its professional management and broadly diversified portfolio of holdings. We hope that it will remain a core investment in your portfolio for years to come.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ John H. Smet

John H. Smet
President

February 7, 2011

For current information about the fund, visit americanfunds.com.

The value of a long-term perspective

How a $10,000 investment has grown over the fund’s lifetime

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

There have always been reasons not to invest. You will find, however, that despite occasional stumbles, financial markets have tended to reward investors over the long term.

Dividends, particularly when reinvested, have accounted for virtually all of the fund’s overall results. The table beneath the chart details the fund’s annual dividends and the cumulative value of the original investment.

Average annual total returns based on a $1,000 investment
(for periods ended December 31, 2010)*
	1 year	5 years	10 years

Class A shares	3.27%	2.64%	4.61%

*Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

The total annual fund operating expense ratio was 0.59% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 28 and 29 for details.

[begin mountain chart]
Year ended Dec 31	BFA with dividends reinvested4	Barclays Capital U.S. Aggregate Index3	Consumer Price Index (inflation)5

5/28/74	$9,625	$10,000	$10,000
1974	9,988	10,318	10,679
1975	11,254	11,587	11,420
1976	13,293	13,395	11,975
1977	13,977	13,802	12,778
1978	14,261	13,994	13,930
1979	14,710	14,264	15,782
1980	15,230	14,650	17,757
1981	16,242	15,565	19,342
1982	21,586	20,643	20,082
1983	23,628	22,368	20,844
1984	26,450	25,756	21,667
1985	33,488	31,449	22,490
1986	38,568	36,250	22,737
1987	39,324	37,248	23,745
1988	43,533	40,186	24,794
1989	47,942	46,025	25,947
1990	49,509	50,149	27,531
1991	59,927	58,174	28,374
1992	66,722	62,480	29,198
1993	76,155	68,571	30,000
1994	72,335	66,572	30,802
1995	85,536	78,870	31,584
1996	91,274	81,733	32,634
1997	99,709	89,624	33,189
1998	104,863	97,409	33,724
1999	107,265	96,609	34,630
2000	113,906	107,841	35,802
2001	122,051	116,946	36,358
2002	129,514	128,939	37,222
2003	145,335	134,231	37,922
2004	153,837	140,055	39,156
2005	156,815	143,457	40,494
2006	166,032	149,674	41,523
2007	171,635	160,101	43,217
2008	150,619	168,491	43,257
2009	173,071	178,483	44,434
2010	185,705	190,159	45,099
[end mountain chart]

Year ended December 31	1974	6	1975	1976		1977	1978	1979	1980
Total value
Dividends reinvested	$418		907	1,020		1,126	1,211	1,401	1,724
Value at year-end	$9,988		11,254	13,293		13,977	14,261	14,710	15,230
BFA’s total return	(0.1)%		12.7	18.1		5.1	2.0	3.1	3.5

Year ended December 31	1981		1982	1983		1984	1985	1986	1987
Total value
Dividends reinvested	2,118		2,434	2,556		2,869	3,227	3,604	3,787
Value at year-end	16,242		21,586	23,628		26,450	33,488	38,568	39,324
BFA’s total return	6.6		32.9	9.5		11.9	26.6	15.2	2.0

Year ended December 31	1988		1989	1990		1991	1992	1993	1994
Total value
Dividends reinvested	3,953		4,471	4,699		4,909	5,275	5,325	5,733
Value at year-end	43,533		47,942	49,509		59,927	66,722	76,155	72,335
BFA’s total return	10.7		10.1	3.3		21.0	11.3	14.1	(5.0)

Year ended December 31	1995		1996	1997		1998	1999	2000	2001
Total value
Dividends reinvested	6,178		6,473	6,704		7,007	7,398	8,190	8,228
Value at year-end	85,536		91,274	99,709		104,863	107,265	113,906	122,051
BFA’s total return	18.2		6.7	9.2		5.2	2.3	6.2	7.2

Year ended December 31	2002		2003	2004		2005	2006	2007	2008
Total value
Dividends reinvested	8,189		7,370	6,913		7,924	7,949	8,950	10,094
Value at year-end	129,514		145,335	153,837		156,815	166,032	171,635	150,619
BFA’s total return	6.1		12.2	5.8		1.9	5.9	3.4	(12.2)

Year ended December 31	2009		2010	Average
Total value				annual total
Dividends reinvested	7,469		6,904	return for
Value at year-end	173,071		185,705	fund’s lifetime:
BFA’s total return	14.9		7.3	8.31	%4

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

2The maximum initial sales charge was 8.5% prior to December 15, 1986, when it became 4.75% until January 9, 2000.

3From May 28, 1974, through December 31, 1975, the Barclays Capital U.S. Government/Credit Index was used because the Barclays Capital U.S. Aggregate Index did not yet exist. Since January 1, 1976, the Barclays Capital U.S. Aggregate Index has been used. These indexes are unmanaged and their results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

4Includes reinvested dividends of $184,709 and reinvested capital gain distributions of $4,573.
5Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
6For the period ended May 28, 1974 (when fund operations began), through December 31, 1974.

The results shown are before taxes on fund distribution and sale of fund shares.

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Balancing your portfolio with bonds

[Begin Pull Quote]
“Investors should understand that bonds are in their portfolios to produce income and provide an offset to stock market volatility.”
[End Pull Quote]

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For nearly two years, investors have flocked to bond funds in unprecedented volumes. Throughout that period, short-term interest rates have been low, anchored by the resolve of the Federal Reserve to stimulate economic growth. More recently, however, longer term interest rates have begun to move higher, prompting some to question whether bonds still make sense in their investment portfolios. The short answer is yes, in most cases, but to get to that answer, investors must first understand the function and purpose of bonds as part of an overall investment strategy and then frame expectations accordingly.

In this article, we discuss how The Bond Fund of America can help investors achieve investment goals through its broad exposure to the bond market. In the process, we’ll take a look at the stabilizing effect of income on bond returns and how the fund has fared over longer periods of rising and falling interest rates. Additionally, we’ll explain how active management can help mitigate the negative effects of rising rates. We hope this discussion helps our shareholders better appreciate the purpose of this fund in their portfolio and avoid the temptation to chase or flee short-term market movements.

The stabilizing properties of bonds

Most bonds offer features that are nearly impossible to find in other asset classes: a relatively predictable and reliable stream of income, a defined maturity date and the return of principal at maturity. These traits work together to help moderate and balance returns over time, making bond funds an indispensible asset for most portfolios.

The interest a bond provides — its income — is both a modulating and an accumulating force in a bond portfolio. Income reinvested is a key component of a bond or bond fund’s total return; the other component is market value (price), which fluctuates over time. Interest rates and bond prices have an inverse relationship. When interest rates fall, bond prices typically rise. While that may sound appealing, bond investors then find that they have to reinvest interest income at ever lower rates, which can diminish the contribution of income to total return. Nonetheless, rising prices can mitigate the effects of lower reinvestment rates and thus bolster total return. We have seen plenty of evidence of this in recent years, as rates dipped to historic lows.

When interest rates are rising, the stabilizing effects reverse direction. Higher rates diminish the market value of outstanding bonds, yet they also afford opportunities to reinvest interest income at increasingly higher yields. At such times, the pace and amount of the increases can impact the ability of reinvested income to offset price declines — at least over the short term. If rates rise too rapidly, total returns may slump for a period. Nonetheless, rising income continues to exert a countervailing effect on price declines, and steadily increasing income can bolster total returns over time. In that manner, patient bondholders can be rewarded over full rising rate periods.

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Finally, a bond’s maturity also influences the magnitude of price variations. Bonds with short maturities are typically less subject to wide price fluctuations than are longer dated bonds. The main reason for this is that principal is returned sooner; consequently, investors face less reinvestment risk.

The return of principal at maturity is the ultimate stabilizing element specific to bonds. No matter how much prices fluctuate over time, bondholders are promised the return of their investment at maturity. There are, of course, some exceptions. If an issuer defaults, a bondholder is likely to lose money. Additionally, if an investor sells a bond before maturity, he or she may receive less — or more — than the par amount, depending on market conditions. The same is true for bond funds because they have no stated maturity — only the individual securities they hold do. Nonetheless, The Bond Fund of America has never posted a negative return over complete rate cycles during its 36-year history.

Those who grasp these fundamental bond characteristics can begin to appreciate the stabilizing effects that bonds can bring to an investment portfolio. Fund president and portfolio counselor John Smet reminds us, “Investors should understand that bonds are in their portfolios to produce income and provide an offset to stock market volatility. Generally, bonds are not as volatile as stocks and haven’t suffered big losses.” Nonetheless, bonds do carry some risks, and not all debt instruments provide the level of stability and security that investors seek. In most cases, individual security selection, diversification and professional management are the added factors that can help reduce risks and promote balanced returns over longer investment periods. This makes bond funds a compelling alternative to individual holdings for those seeking more stability in their portfolios.

[Begin Sidebar]
Decades of steady results

This chart shows the fund’s average annual total returns over 10-year rolling periods, beginning with the fund’s inception. Over the extended time periods, the fund has managed to deliver relatively consistent returns, despite briefer periods of bond market volatility. Income has played a vital role in these returns. As shown in the mountain chart on pages 4 to 5, virtually all of the fund’s cumulative gains since inception owe to income reinvested. Results for the fund’s earlier years reflect the high interest rate environment that dominated the late ’70s and early ’80s. Since then, interest rates have declined steadily, touching record lows in the past decade. Nonetheless, the fund has continued to provide positive average annual returns for these extended periods, despite lower levels of income.

10-year period	Average annual
ended	total return

12/31/84	10.23%
12/31/85	11.52
12/31/86	11.24
12/31/87	10.90
12/31/88	11.81
12/31/89	12.54
12/31/90	12.51
12/31/91	13.95
12/31/92	11.95
12/31/93	12.42
12/31/94	10.58
12/31/95	9.83
12/31/96	9.00
12/31/97	9.75
12/31/98	9.19
12/31/99	8.39
12/31/00	8.69
12/31/01	7.37
12/31/02	6.86
12/31/03	6.68
12/31/04	7.84
12/31/05	6.25
12/31/06	6.17
12/31/07	5.58
12/31/08	3.69
12/31/09	4.90
12/31/10	5.01
[End Sidebar]

[Begin Sidebar]
Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Income: The backbone of returns
This chart shows both the income return and the total return for each year since the fund’s inception. As shown, the income return has varied much less than the total return, which includes income plus price fluctuations. Additionally, total returns have been negative only twice in the fund’s 36-year history: 1994 and 2008. On both occasions, results improved significantly the following year aided by a bump in income and recovering bond prices.

[begin bar chart]
Year	Income return	Total return
1974*	4.34%	3.73%
1975	9.08%	12.68%
1976	9.06%	18.11%
1977	8.47%	5.14%
1978	8.66%	2.03%
1979	9.83%	3.14%
1980	11.72%	3.54%
1981	13.91%	6.64%
1982	14.99%	32.90%
1983	11.84%	9.46%
1984	12.14%	11.94%
1985	12.20%	26.61%
1986	10.76%	15.17%
1987	9.82%	1.96%
1988	10.05%	10.70%
1989	10.27%	10.13%
1990	9.80%	3.27%
1991	9.92%	21.04%
1992	8.80%	11.34%
1993	7.98%	14.13%
1994	7.53%	-5.02%
1995	8.54%	18.25%
1996	7.57%	6.71%
1997	7.34%	9.24%
1998	7.03%	5.17%
1999	7.06%	2.29%
2000	7.63%	6.19%
2001	7.22%	7.15%
2002	6.71%	6.11%
2003	5.69%	12.22%
2004	4.76%	5.85%
2005	5.15%	1.94%
2006	5.07%	5.88%
2007	5.39%	3.37%
2008	5.88%	-12.24%
2009	4.96%	14.91%
2010	3.99%	7.30%
[end bar chart]
*Partial time period (5/28/74–12/31/74)
[End Sidebar]

Diversification can help steady returns

While most bonds respond to interest rate changes, price fluctuations can vary significantly depending on the type of bond and the impetus for the altered rate environment. We’ve already noted that short-term bonds tend to be less impacted by interest rate movements, but responses can also vary among the different sectors of the market. Consider the following scenarios.

If rates rise because the economy is expanding rapidly, then Treasuries, which are highly sensitive to interest rate moves, are likely to decline in price. Some corporate bonds, however, may be unchanged in such an environment if investors believe that stronger economic growth will benefit the corporate issuer. Conversely, Treasury prices often rally during periods of geopolitical conflict or when the economy falters, because investors then tend to gravitate to the safest securities available. At those times, credit-sensitive bonds, such as corporates, may lag as investors shun riskier investments.

These distinctions, among others, are important for those seeking relatively stable returns over complete economic and interest rate cycles. The principle is simple: There is relative safety in variety and in numbers. Moreover, the increasing complexity of debt financings and the bond market itself argues for a broader mix of holdings — bonds of differing maturities, credit quality, payment structures and provisions. Those with only a handful of debt securities may find stability elusive when the market becomes unsettled or shifts direction.

The Bond Fund of America offers a wide variety of bonds encompassing nearly every segment of the market in a single package. This expansive reach makes the fund an ideal choice for a core bond holding. Altogether, the fund holds more than 1,900 individual securities. These include U.S. Treasuries, mortgage-backed obligations and corporate bonds, as well as a selection of government bonds from outside the U.S., federal agency debt and asset-backed securities. Additionally, these holdings bear maturities that span the traditional bond spectrum from three months out to 30 years. With respect to credit quality, the fund focuses primarily on investment-grade bonds (BBB and above), with a large concentration of AAA-rated bonds (including Treasuries and government mortgages). It also has significant holdings of A-rated and BBB-rated debt. Additionally, it maintains a modest exposure to high-yield bonds.

[Begin Pull Quote]
“Once purchased, bonds must be monitored regularly for any deterioration in their risk profile and relative value, as market conditions change constantly.”
[End Pull Quote]

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This wide variety of holdings serves a dual purpose, as John Smet explains. “On one hand, the fund’s broad mandate gives us the freedom to investigate any opportunity that seems promising. At the same time, it can also be an effective risk-control device. No matter how careful you are, problems will occur — a downturn in the economy, a shift in the interest rate cycle, fraud or an unwelcome takeover. If one bond goes bad, however, it will have less of an impact if it’s only 1% of the portfolio than if it’s 10%.”

With this in mind, investors seeking stability from their bond portfolio may be better served by a bond fund rather than individual holdings. John adds, “The average investor would be hard-pressed to replicate the array of debt obligations that form the fund’s portfolio and even more hard-pressed to effectively manage so many bonds through markets as changeable as we have experienced this past decade.”

Active management aids results

While diversification helps to minimize risks by dispersing them broadly throughout a portfolio, professional management takes that a step further through individual bond selection, constant monitoring and continual adjustments to the mix of securities held. Changing relationships among the various sectors of the market can amplify or abate investment risks. Those same changes can also create pockets of opportunities for investors with the resources to find them.

[photo of a construction cone]
“When selecting individual bonds, investors need a precise understanding of the issuer’s credit profile and the bond’s terms and covenants,” explains portfolio counselor David Daigle. Nor is it sufficient to summon this intelligence only when buying bonds. David cautions, “Once purchased, bonds must be monitored regularly for any deterioration in their risk profile and relative value, as market conditions change constantly.”

The portfolio counselors of The Bond Fund of America regularly evaluate a broad range of data that is not normally the focus of individual investors. These include the current shape of the yield curve and the outlook for interest rates, the structure of a bond, its sensitivity to interest rate changes, its covenants and its position in the capital structure. This surveillance allows the portfolio counselors to continuously adjust the mix of holdings to benefit and protect shareholders.

Portfolio counselor Mark Dalzell adds, “The broadly diversified holdings of The Bond Fund of America afford us the advantage of being able to make changes at the margins — rather than large-scale adjustments — to address shifting market and risk scenarios.” This flexibility is an important tool in helping to maintain a relatively high level of current income, especially when interest rates are declining. It is also indispensible for portfolio counselors striving to preserve principal during periods of rising rates.

When interest rates are rising, portfolio counselors can shorten the average maturity of the fund by reducing the number of long-maturity bonds and increasing shorter dated holdings. This can help make the fund less sensitive to rate increases. At the same time, counselors can reinvest the proceeds from maturing bonds in obligations that provide higher yields. By continually adjusting the mix of bond securities in the portfolio, counselors can help the fund meet its objectives and help shareholders meet their financial goals.

In the end, it is the fund’s dual objectives — delivering income and preserving principal — that drive the fund’s investment decisions and contribute to its history of relatively steady returns over extended periods of time. A core holding in The Bond Fund of America can be an important part of a diversified portfolio of stocks and bonds. The relative stability that bonds have provided is critical in planning for future goals, such as a wedding or down payment on a new home, which require some certainty with regard to principal. ■

Summary investment portfolio, December 31, 2010

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Portfolio by type of security (percent of net assets)
Bonds & notes of U.S. government & government agencies	30.79%
Mortgage-backed obligations	29.08
Corporate bonds & notes	29.01
Bonds & notes of governments & government agencies outside the U.S.	6.36
Other bonds & notes	1.78
Other securities	0.54
Short-term securities & other assets less liabilities	2.44
[end pie chart]

Portfolio quality summary (percent of net assets)*
U.S. government obligations†	31.4%
Federal agencies	22.8
AAA	6.4
AA	5.3
A	10.6
BBB	14.4
BB or below	6.2
Unrated	0.5
Short-term securities & other assets less liabilities	2.4

* Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

† These securities are guaranteed by the full faith and credit of the United States government.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 97.02%	(000)	(000)	assets

Bonds & notes of U.S. government & government agencies - 30.79%
U.S. Treasury:
0.875% 2011	$156,250	$156,613
1.125% 2011 (1)	262,675	264,677
4.625% 2011	133,500	139,163
4.875% 2011	115,250	117,002
1.00% 2012	617,590	622,376
1.00% 2012	185,250	186,769
4.25% 2012	232,000	247,189
4.875% 2012	395,480	415,345
1.125% 2013	431,575	435,166
1.375% 2013	184,900	187,710
1.50% 2013	110,000	111,594
3.375% 2013	154,250	164,258
3.875% 2013	100,000	106,867
4.25% 2013	715,808	779,501
4.25% 2015	100,000	110,746
2.375% 2016	150,000	151,933
2.625% 2016	268,000	274,437
4.50% 2017	159,500	178,516
4.625% 2017	110,700	124,671
3.50% 2018	223,850	235,542
3.75% 2018	387,300	412,021
4.00% 2018	120,000	130,064
8.125% 2019	75,000	104,525
2.625% 2020	149,260	140,806
3.625% 2020	112,800	117,088
7.125% 2023	103,050	138,507
6.875% 2025	124,400	166,346
4.50% 2036	356,707	369,509
4.25% 2039	231,860	228,484
4.50% 2039	225,210	231,392
3.875% 2040	156,750	144,401
4.625% 2040	425,950	446,362
0%-11.25% 2011-2040 (2)	2,040,452	2,168,706	26.78%
Federal Home Loan Bank:
3.625% 2013	185,000	197,828
1.75%-5.375% 2012-2016	144,000	152,736	.96
Fannie Mae:
1.75% 2013	125,000	127,708
0.625%-6.125% 2011-2014	200,350	202,935	.90
Freddie Mac:
2.50% 2014	100,600	104,266
1.125%-5.25% 2011-2014	173,950	179,210	.77
Other securities		500,650	1.38
		11,273,619	30.79

Mortgage-backed obligations - 29.08%
Federal agency mortgage-backed obligations (3)- 23.72%
Fannie Mae:
3.50% 2025	167,093	168,686
4.50% 2025	102,124	107,326
3.50% 2026	359,500	362,084
6.00% 2038	109,202	118,846
6.50% 2038	128,168	142,572
4.00% 2040	127,414	126,918
4.50% 2040	154,132	158,404
4.50% 2040	112,490	115,608
0%-11.71% 2012-2047 (4)	4,825,525	5,004,990	17.22
Government National Mortgage Assn.:
4.00% 2040	155,623	157,084
4.00% 2040	127,886	129,087
4.50% 2040	141,821	147,479
0%-10.00% 2021-2041 (5)	849,774	864,012	3.54
Freddie Mac 0%-7.50% 2019-2047 (4)	1,002,894	1,061,949	2.90
Other securities		20,664	.06
		8,685,709	23.72

Commercial mortgage-backed securities (3) - 3.87%
Fannie Mae 4.491%-6.088% 2011-2012	94,475	98,147	.27
Other securities		1,320,826	3.60
		1,418,973	3.87

Other mortgage-backed securities - 1.49%
Other securities		545,560	1.49

Total mortgage-backed obligations		10,650,242	29.08

Corporate bonds & notes - 29.01%

Financials - 8.64%
Other securities		3,167,355	8.64

Consumer discretionary - 3.49%
Other securities		1,276,755	3.49

Energy - 3.12%
Other securities		1,141,513	3.12

Industrials - 2.91%
Other securities		1,063,429	2.91

Utilities - 2.63%
Other securities		963,848	2.63

Health care - 2.45%
Other securities		897,785	2.45

Telecommunication services - 2.15%
Other securities		787,157	2.15

Consumer staples - 1.88%
Other securities		692,499	1.88

Other corporate bonds & notes - 1.74%
Other securities		637,513	1.74

Total corporate bonds & notes		10,627,854	29.01

Bonds & notes of governments & government agencies outside the U.S. - 6.36%
Other securities		2,329,411	6.36

Asset-backed obligations - 1.50%
Other securities		547,434	1.50

Municipals - 0.28%
Other securities		101,379	.28

Total bonds & notes (cost: $34,478,676,000)		35,529,939	97.02

			Percent
		Value	of net
Convertible securities - 0.04%		(000)	assets

Information technology - 0.04%
Other securities		15,247	.04

Total convertible securities (cost: $11,663,000)		15,247	.04

			Percent
		Value	of net
Preferred securities - 0.46%		(000)	assets

Other - 0.46%
Other securities		169,885	.46

Total preferred securities (cost: $160,629,000)		169,885	.46

			Percent
		Value	of net
Common stocks - 0.04%		(000)	assets

Other - 0.04%
Other securities		12,540	.04

Total common stocks (cost: $11,276,000)		12,540	.04

			Percent
		Value	of net
Warrants - 0.00%		(000)	assets

Other - 0.00%
Other securities		324	.00

Total warrants (cost: $11,356,000)		324	.00

	Principal		Percent
	amount	Value	of net
Short-term securities - 2.98%	(000)	(000)	assets

Freddie Mac 0.165%-0.25% due 1/11-7/6/2011	$261,850	$261,700	.72%
Federal Home Loan Bank 0.16%-0.36% due 1/4-11/14/2011	234,783	234,594	.64
General Electric Capital Corp. 0.17% due 1/19/2011	100,000	99,991
General Electric Capital Services, Inc. 0.23% due 2/28/2011	50,000	49,984	.41
Private Export Funding Corp. 0.16%-0.26% due 1/20-2/14/2011 (6)	120,000	119,973	.33
Fannie Mae 0.14% due 2/9/2011	33,200	33,195	.09
U.S. Treasury Bill 0.178% due 5/19/2011	22,100	22,087	.06
Other securities		267,732	.73

Total short-term securities (cost: $1,089,204,000)		1,089,256	2.98

Total investment securities (cost: $35,762,804,000)		36,817,191	100.54
Other assets less liabilities		(196,451)	(.54)

Net assets		$36,620,740	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $15,554,000, which represented .04% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the year ended December 31, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 12/31/2010 (000)
Clarent Hospital Corp. Liquidating Trust (7)	331,291	-	(331,291)	-	-	-

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) A portion of this security was pledged as collateral for losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $252,000, which represented .07% of the net assets of the fund.

(2) Index-linked bond whose principal amount moves with a government retail price index.
(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Coupon rate may change periodically.
(5) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Other securities," was $97,072,000, which represented .27% of the net assets of the fund.

(6) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $4,147,679,000, which represented 11.33% of the net assets of the fund.

(7) Unaffiliated issuer at 12/31/2010.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at December 31, 2010	(dollars in thousands)

Assets:
Investment securities, at value (cost: $35,762,804)		$36,817,191
Cash		17,033
Unrealized appreciation on open forward currency contracts		4,550
Receivables for:
Sales of investments	591,907
Sales of fund's shares	39,513
Closed forward currency contracts	3,164
Interest	328,657	963,241
		37,802,015
Liabilities:
Unrealized depreciation on open forward currency contracts		4,409
Payables for:
Purchases of investments	1,002,011
Repurchases of fund's shares	151,671
Closed forward currency contracts	324
Investment advisory services	6,506
Services provided by related parties	15,391
Directors' deferred compensation	482
Other	481	1,176,866
Net assets at December 31, 2010		$36,620,740

Net assets consist of:
Capital paid in on shares of capital stock		$39,385,765
Undistributed net investment income		12,164
Accumulated net realized loss		(3,831,982)
Net unrealized appreciation		1,054,793
Net assets at December 31, 2010		$36,620,740

	(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 5,000,000 shares, $.001 par value (3,003,388 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$25,627,312	2,101,781	$12.19
Class B	891,024	73,076	12.19
Class C	2,931,497	240,422	12.19
Class F-1	1,865,958	153,033	12.19
Class F-2	401,675	32,943	12.19
Class 529-A	898,134	73,659	12.19
Class 529-B	72,640	5,958	12.19
Class 529-C	427,654	35,073	12.19
Class 529-E	48,519	3,979	12.19
Class 529-F-1	53,855	4,417	12.19
Class R-1	99,314	8,145	12.19
Class R-2	831,900	68,227	12.19
Class R-3	1,053,373	86,390	12.19
Class R-4	768,169	63,000	12.19
Class R-5	369,506	30,304	12.19
Class R-6	280,210	22,981	12.19

See Notes to Financial Statements

Statement of operations
for the year ended December 31, 2010	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $679)	$1,650,973
Dividends	809	$1,651,782

Fees and expenses*:
Investment advisory services	83,015
Distribution services	135,726
Transfer agent services	34,233
Administrative services	20,030
Reports to shareholders	1,990
Registration statement and prospectus	903
Directors' compensation	371
Auditing and legal	187
Custodian	1,026
State and local taxes	308
Other	1,517	279,306
Net investment income		1,372,476

Net realized gain and unrealized appreciation
on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $61; also includes $2,078 net loss from affiliate)	636,618
Forward currency contracts	43,690
Currency transactions	(3,037)	677,271
Net unrealized appreciation (depreciation) on:
Investments	729,578
Forward currency contracts	(20,210)
Currency translations	602	709,970
Net realized gain and unrealized appreciation
on investments, forward currency contracts and currency		1,387,241
Net increase in net assets resulting
from operations		$2,759,717

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)
	Year ended December 31
	2010	2009
Operations:
Net investment income	$1,372,476	$1,707,337
Net realized gain (loss) on investments, forward currency contracts and currency transactions	677,271	(2,638,920)
Net unrealized appreciation on investments, forward currency contracts and currency translations	709,970	6,138,102
Net increase in net assets resulting from operations	2,759,717	5,206,519

Dividends paid to shareholders from net investment income	(1,450,072)	(1,665,583)

Net capital share transactions	(4,283,059)	3,865,207

Total (decrease) increase in net assets	(2,973,414)	7,406,143

Net assets:
Beginning of year	39,594,154	32,188,011
End of year (including undistributed net investment income:
$12,164 and $9,590, respectively)	$36,620,740	$39,594,154

See Notes to Financial Statements

Notes to financial statements

1.	Organization

The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations. In 2009, shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization is expected to be completed on March 1, 2011; however, the fund reserves the right to delay the implementation.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Mortgage dollar rolls — The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
Bonds & notes of U.S. government & government agencies	$-	$11,273,619	$-	$11,273,619
Mortgage-backed obligations	-	10,608,977	41,265	10,650,242
Corporate bonds & notes	-	10,620,528	7,326	10,627,854
Bonds & notes of governments & government agencies outside the U.S.	-	2,329,411	-	2,329,411
Asset-backed obligations	-	529,390	18,044	547,434
Municipals	-	101,379	-	101,379
Convertible securities	-	15,247	-	15,247
Preferred securities	-	169,885	-	169,885
Common stocks	4,849	-	7,691	12,540
Warrants	132	-	192	324
Short-term securities	-	1,089,256	-	1,089,256
Total	$4,981	$36,737,692	$74,518	$36,817,191

Forward currency contracts (1):	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$-	$4,550	$-	$4,550
Unrealized depreciation on open forward currency contracts	-	(4,409)	-	(4,409)
Total	$-	$141	$-	$141

(1) Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the year ended December 31, 2010 (dollars in thousands):

	Beginning value at 1/1/2010	Net purchases and sales	Net realized loss (2)	Net unrealized appreciation (2)	Net transfers into Level 3(3)	Ending value at 12/31/2010
Investment securities	$27,221	$11,216	$(2,523)	$4,053	$34,551	$74,518

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2010 (dollars in thousands) (2):						$(2,930)

(2) Net realized loss and unrealized appreciation (depreciation) are included in the related amounts on investments in the statement of operations.
(3) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the U.S. These risks may be heightened in connection with investments in developing countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2010, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2007, by state tax authorities for tax years before 2006 and by tax authorities outside the U.S. for tax years before 2005.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended December 31, 2010, the fund reclassified $31,000 from undistributed net investment income and $11,250,000 from accumulated net realized loss to capital paid in on shares of capital stock; and $80,201,000 from accumulated net realized loss to undistributed net investment income to align financial reporting with tax reporting.

As of December 31, 2010, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	(dollars in thousands)
Undistributed ordinary income		$25,126
Capital loss carryforwards*:
Expiring 2014	$(265)
Expiring 2015	(218)
Expiring 2016	(841,762)
Expiring 2017	(2,938,200)	(3,780,445)
Gross unrealized appreciation on investment securities		1,368,824
Gross unrealized depreciation on investment securities		(376,176)
Net unrealized appreciation on investment securities		992,648
Cost of investment securities		35,824,543
*Reflects the utilization of capital loss carryforwards of $559,485,000. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended December 31
Share class	2010	2009
Class A	$1,039,685	$1,171,526
Class B	32,389	49,620
Class C	95,182	108,139
Class F-1	83,521	126,279
Class F-2	21,639	20,625
Class 529-A	31,721	29,648
Class 529-B	2,435	3,028
Class 529-C	12,078	11,797
Class 529-E	1,574	1,491
Class 529-F-1	2,000	1,600
Class R-1	3,106	3,811
Class R-2	25,249	26,641
Class R-3	38,239	44,173
Class R-4	30,505	34,735
Class R-5	18,226	27,537
Class R-6*	12,523	4,933
Total	$1,450,072	$1,665,583

*Class R-6 was offered beginning May 1, 2009.

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.11% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the year ended December 31, 2010, the investment advisory services fee was $83,015,000, which was equivalent to an annualized rate of 0.211% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2010, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the year ended December 31, 2010, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$66,283	$32,997	Not applicable	Not applicable	Not applicable
Class B	10,557	1,236	Not applicable	Not applicable	Not applicable
Class C	31,627	Included in administrative services	$4,461	$743	Not applicable
Class F-1	5,468		2,982	224	Not applicable
Class F-2	Not applicable		680	35	Not applicable
Class 529-A	1,811		766	153	$849
Class 529-B	823		74	29	82
Class 529-C	4,089		370	109	410
Class 529-E	228		41	8	46
Class 529-F-1	-		46	9	51
Class R-1	1,015		128	42	Not applicable
Class R-2	6,318		1,244	2,315	Not applicable
Class R-3	5,487		1,585	734	Not applicable
Class R-4	2,020		1,182	34	Not applicable
Class R-5	Not applicable		432	13	Not applicable
Class R-6	Not applicable		152	1	Not applicable
Total	$135,726	$34,233	$14,143	$4,449	$1,438

Directors’ deferred compensation – Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $371,000, shown on the accompanying financial statements, includes $337,000 in current fees (either paid in cash or deferred) and a net increase of $34,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2010
Class A	$4,624,435	380,821	$964,456	79,244	$(8,217,301)	(675,397)	$(2,628,410)	(215,332)
Class B	89,940	7,395	30,081	2,474	(478,979)	(39,446)	(358,958)	(29,577)
Class C	560,234	46,123	85,538	7,029	(1,008,776)	(82,905)	(363,004)	(29,753)
Class F-1	598,525	49,211	77,018	6,331	(1,217,084)	(99,820)	(541,541)	(44,278)
Class F-2	178,617	14,696	16,299	1,342	(550,601)	(45,543)	(355,685)	(29,505)
Class 529-A	213,708	17,574	31,601	2,595	(131,217)	(10,771)	114,092	9,398
Class 529-B	9,746	802	2,412	198	(28,978)	(2,378)	(16,820)	(1,378)
Class 529-C	112,286	9,237	12,025	987	(78,819)	(6,469)	45,492	3,755
Class 529-E	12,886	1,059	1,567	129	(7,601)	(625)	6,852	563
Class 529-F-1	17,020	1,400	1,989	163	(11,236)	(923)	7,773	640
Class R-1	31,352	2,580	3,071	252	(41,182)	(3,393)	(6,759)	(561)
Class R-2	290,256	23,876	25,004	2,054	(304,919)	(25,034)	10,341	896
Class R-3	357,644	29,422	37,864	3,111	(469,110)	(38,562)	(73,602)	(6,029)
Class R-4	304,919	25,093	30,205	2,481	(380,651)	(31,331)	(45,527)	(3,757)
Class R-5	171,239	14,109	18,013	1,480	(286,498)	(23,505)	(97,246)	(7,916)
Class R-6	105,738	8,701	12,522	1,028	(98,317)	(8,078)	19,943	1,651
Total net increase
(decrease)	$7,678,545	632,099	$1,349,665	110,898	$(13,311,269)	(1,094,180)	$(4,283,059)	(351,183)

Year ended December 31, 2009
Class A	$8,658,161	782,590	$1,064,353	95,240	$(6,787,523)	(604,967)	$2,934,991	272,863
Class B	258,257	23,640	44,500	3,996	(437,963)	(39,085)	(135,206)	(11,449)
Class C	1,306,870	118,167	94,973	8,498	(762,734)	(67,922)	639,109	58,743
Class F-1	1,658,840	150,099	109,818	9,879	(2,355,758)	(209,330)	(587,100)	(49,352)
Class F-2	723,216	65,057	15,631	1,368	(149,439)	(13,148)	589,408	53,277
Class 529-A	219,770	19,609	29,524	2,638	(99,735)	(8,863)	149,559	13,384
Class 529-B	15,490	1,398	3,016	270	(10,965)	(975)	7,541	693
Class 529-C	130,705	11,657	11,741	1,050	(60,952)	(5,395)	81,494	7,312
Class 529-E	13,309	1,189	1,484	133	(6,541)	(574)	8,252	748
Class 529-F-1	21,956	1,931	1,590	141	(7,963)	(702)	15,583	1,370
Class R-1	49,412	4,420	3,722	334	(47,225)	(4,184)	5,909	570
Class R-2	315,716	28,235	26,421	2,366	(229,867)	(20,531)	112,270	10,070
Class R-3	411,155	36,770	43,747	3,920	(399,873)	(35,607)	55,029	5,083
Class R-4	289,937	25,938	34,544	3,095	(313,682)	(27,975)	10,799	1,058
Class R-5	281,846	25,451	25,360	2,289	(568,691)	(51,568)	(261,485)	(23,828)
Class R-6(†)	237,322	21,177	4,926	425	(3,194)	(272)	239,054	21,330
Total net increase
(decrease)	$14,591,962	1,317,328	$1,515,350	135,642	$(12,242,105)	(1,091,098)	$3,865,207	361,872

* Includes exchanges between share classes of the fund.
(†)Class R-6 was offered beginning May 1, 2009.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $23,927,591,000 and $27,156,678,000, respectively, during the year ended December 31, 2010.

9.	Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. To reduce these risks, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party can not meet their contractual obligations.

On a daily basis, the fund values forward currency contracts based on the applicable exchange rate and records unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the statement of operations.

As of December 31, 2010, the fund had open forward currency contracts to purchase or sell currencies, as shown on the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

						(amounts in thousands)
			Contract amount			Unrealized appreciation (depreciation) at 12/31/2010
	Settlement date	Counterparty	Receive		Deliver

Purchases:
Australian dollars	1/14/2011	JPMorgan Chase	$	A19,825	$19,500	739
Singapore dollars	1/12/2011	HSBC Bank	$	S25,381	$19,500	277
						1,016

Sales:
Brazilian reais	1/13/2011	JPMorgan Chase		$34,099	BRL58,800	(1,218)
British pounds	2/15/2011	UBS AG		$54,195	£33,640	1,597
Danish kroner	1/10/2011	UBS AG		$47,374	DKr265,000	(141)
Euros	1/6/2011	Societe Generale		$672	€500	13
Euros	1/6/2011	JPMorgan Chase		$61,825	€46,680	(554)
Euros	1/11/2011	Barclays Bank PLC		$36,926	€28,230	(798)
Euros	1/11/2011	HSBC Bank		$20,658	€14,830	841
Euros	1/13/2011	Bank of New York Mellon		$7,150	€5,500	(194)
Euros	2/17/2011	Societe Generale		$14,120	€10,375	258
Euros	2/23/2011	JPMorgan Chase		$102	€75	2
Euros	2/23/2011	UBS AG		$55	€40	1
Euros	2/25/2011	HSBC Bank		$337	€250	3
Euros	3/8/2011	JPMorgan Chase		$1,324	€1,000	(12)
Euros	3/8/2011	Bank of New York Mellon		$1,985	€1,500	(19)
Euros	3/15/2011	UBS AG		$65,823	€49,640	(495)
Euros	3/16/2011	UBS AG		$4,877	€3,625	35
Euros	3/29/2011	Barclays Bank PLC		$43,533	€33,140	(738)
Hungarian forints	2/10/2011	HSBC Bank		$16,735	HUF3,332,855	784
Polish zloty	3/3/2011	HSBC Bank		$3,724	PLN11,500	(145)
Polish zloty	3/15/2011	UBS AG		$3,772	PLN11,500	(95)
						(875)
Forward currency contracts - net						141

Financial highlights(1)

		Income (loss) from investment operations(2)
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers	Ratio of expenses to average net assets after reimbursements/ waivers(4)	Ratio of net income to average net assets(4)
Class A:
Year ended 12/31/2010	$11.80	$.44	$.41	$.85	$(.46)	$12.19	7.30%	$25,627	.59%	.59%	3.61%
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.91	27,349	.65	.65	4.74
Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.24)	21,987	.65	.63	5.76
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.37	24,898	.63	.61	5.22
Year ended 12/31/2006	13.22	.67	.09	.76	(.66)	13.32	5.88	20,670	.65	.62	5.07
Class B:
Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.50	891	1.35	1.35	2.88
Year ended 12/31/2009	10.76	.45	1.03	1.48	(.44)	11.80	14.06	1,212	1.40	1.40	4.05
Year ended 12/31/2008	13.06	.61	(2.25)	(1.64)	(.66)	10.76	(12.88)	1,227	1.40	1.37	5.02
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.61	1,524	1.38	1.35	4.48
Year ended 12/31/2006	13.22	.57	.09	.66	(.56)	13.32	5.09	1,458	1.40	1.37	4.33
Class C:
Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.45	2,931	1.39	1.39	2.81
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	14.00	3,189	1.44	1.44	3.91
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.92)	2,274	1.44	1.41	4.98
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	2,532	1.42	1.40	4.43
Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.04	1,847	1.45	1.42	4.27
Class F-1:
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.27	1,866	.62	.62	3.59
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.91	2,329	.65	.65	4.80
Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.23)	2,653	.64	.62	5.78
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.38	2,963	.62	.60	5.22
Year ended 12/31/2006	13.22	.67	.09	.76	(.66)	13.32	5.90	1,611	.63	.60	5.07
Class F-2:
Year ended 12/31/2010	11.80	.47	.41	.88	(.49)	12.19	7.55	402	.36	.36	3.89
Year ended 12/31/2009	10.76	.56	1.03	1.59	(.55)	11.80	15.19	737	.39	.39	4.66
Period from 8/4/2008 to 12/31/2008	12.31	.29	(1.47)	(1.18)	(.37)	10.76	(9.62)	99	.18	.17	2.69
Class 529-A:
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.24	898	.65	.65	3.53
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.86	758	.70	.70	4.67
Year ended 12/31/2008	13.06	.69	(2.25)	(1.56)	(.74)	10.76	(12.28)	547	.69	.67	5.74
Year ended 12/31/2007	13.32	.68	(.25)	.43	(.69)	13.06	3.31	532	.69	.67	5.17
Year ended 12/31/2006	13.22	.66	.09	.75	(.65)	13.32	5.85	388	.68	.66	5.05
Class 529-B:
Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.39	73	1.45	1.45	2.76
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.94	86	1.50	1.50	3.89
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.98)	71	1.51	1.48	4.92
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.49	77	1.50	1.47	4.36
Year ended 12/31/2006	13.22	.55	.09	.64	(.54)	13.32	4.97	69	1.53	1.50	4.20
Class 529-C:
Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.40	428	1.44	1.44	2.74
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.95	370	1.49	1.49	3.87
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.97)	258	1.50	1.47	4.94
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.50	247	1.49	1.46	4.37
Year ended 12/31/2006	13.22	.55	.09	.64	(.54)	13.32	4.99	170	1.51	1.49	4.22
Class 529-E:
Year ended 12/31/2010	11.80	.40	.41	.81	(.42)	12.19	6.93	49	.93	.93	3.24
Year ended 12/31/2009	10.76	.49	1.03	1.52	(.48)	11.80	14.52	40	.99	.99	4.38
Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)	(.71)	10.76	(12.53)	29	.99	.96	5.45
Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	28	.98	.96	4.88
Year ended 12/31/2006	13.22	.62	.09	.71	(.61)	13.32	5.53	21	.99	.97	4.74

Class 529-F-1:
Year ended 12/31/2010	$11.80	$.46	$.41	$.87	$(.48)	$12.19	7.47%	$54	.44%	.44%	3.74%
Year ended 12/31/2009	10.76	.55	1.03	1.58	(.54)	11.80	15.09	44	.49	.49	4.84
Year ended 12/31/2008	13.06	.72	(2.25)	(1.53)	(.77)	10.76	(12.10)	26	.49	.46	5.96
Year ended 12/31/2007	13.32	.71	(.25)	.46	(.72)	13.06	3.53	22	.48	.46	5.38
Year ended 12/31/2006	13.22	.69	.09	.78	(.68)	13.32	6.05	14	.49	.46	5.25
Class R-1:
Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.47	99	1.38	1.38	2.82
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	14.02	103	1.43	1.43	3.96
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.92)	88	1.44	1.42	5.01
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.54	71	1.44	1.42	4.44
Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.05	29	1.49	1.42	4.28
Class R-2:
Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.44	832	1.39	1.39	2.79
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.95	795	1.49	1.49	3.89
Year ended 12/31/2008	13.06	.59	(2.25)	(1.66)	(.64)	10.76	(12.99)	616	1.53	1.50	4.90
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	648	1.51	1.40	4.44
Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.06	500	1.67	1.41	4.30
Class R-3:
Year ended 12/31/2010	11.80	.40	.41	.81	(.42)	12.19	6.94	1,053	.93	.93	3.26
Year ended 12/31/2009	10.76	.50	1.03	1.53	(.49)	11.80	14.54	1,091	.97	.97	4.43
Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)	(.71)	10.76	(12.52)	939	.98	.95	5.45
Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	949	.98	.95	4.89
Year ended 12/31/2006	13.22	.62	.09	.71	(.61)	13.32	5.49	570	1.02	.99	4.71
Class R-4:
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.27	768	.62	.62	3.57
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.90	788	.66	.66	4.75
Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.25)	707	.67	.64	5.77
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.35	692	.66	.64	5.22
Year ended 12/31/2006	13.22	.66	.09	.75	(.65)	13.32	5.86	325	.67	.65	5.06
Class R-5:
Year ended 12/31/2010	11.80	.48	.41	.89	(.50)	12.19	7.59	370	.32	.32	3.88
Year ended 12/31/2009	10.76	.56	1.03	1.59	(.55)	11.80	15.24	451	.37	.37	5.20
Year ended 12/31/2008	13.06	.73	(2.25)	(1.52)	(.78)	10.76	(12.00)	667	.37	.34	6.06
Year ended 12/31/2007	13.32	.73	(.25)	.48	(.74)	13.06	3.65	635	.36	.34	5.50
Year ended 12/31/2006	13.22	.70	.09	.79	(.69)	13.32	6.17	336	.37	.35	5.36
Class R-6:
Year ended 12/31/2010	11.80	.48	.41	.89	(.50)	12.19	7.64	280	.27	.27	3.90
Period from 5/1/2009 to 12/31/2009	10.78	.35	1.01	1.36	(.34)	11.80	12.75	252	.31 (5)	.31 (5)	4.59 (5)

	Year ended December 31
	2010	2009	2008	2007	2006
Portfolio turnover rate for all share classes	99%	84%	57%	58%	53%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Annualized.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of The Bond Fund of America, Inc.:

We have audited the accompanying statement of assets and liabilities, including the summary investment portfolio, of The Bond Fund of America, Inc. (the “Fund”), as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Bond Fund of America, Inc. as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
February 7, 2011

Expense example
                 unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010, through December 31, 2010).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7/1/2010	Ending account value 12/31/2010	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,019.47	$2.90	.57%
Class A -- assumed 5% return	1,000.00	1,022.33	2.91	.57
Class B -- actual return	1,000.00	1,015.77	6.76	1.33
Class B -- assumed 5% return	1,000.00	1,018.50	6.77	1.33
Class C -- actual return	1,000.00	1,015.52	7.01	1.38
Class C -- assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class F-1 -- actual return	1,000.00	1,019.24	3.16	.62
Class F-1 -- assumed 5% return	1,000.00	1,022.08	3.16	.62
Class F-2 -- actual return	1,000.00	1,020.57	1.78	.35
Class F-2 -- assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 529-A -- actual return	1,000.00	1,019.16	3.26	.64
Class 529-A -- assumed 5% return	1,000.00	1,021.98	3.26	.64
Class 529-B -- actual return	1,000.00	1,015.22	7.31	1.44
Class 529-B -- assumed 5% return	1,000.00	1,017.95	7.32	1.44
Class 529-C -- actual return	1,000.00	1,015.26	7.26	1.43
Class 529-C -- assumed 5% return	1,000.00	1,018.00	7.27	1.43
Class 529-E -- actual return	1,000.00	1,017.76	4.73	.93
Class 529-E -- assumed 5% return	1,000.00	1,020.52	4.74	.93
Class 529-F-1 -- actual return	1,000.00	1,020.21	2.19	.43
Class 529-F-1 -- assumed 5% return	1,000.00	1,023.04	2.19	.43
Class R-1 -- actual return	1,000.00	1,015.59	6.96	1.37
Class R-1 -- assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class R-2 -- actual return	1,000.00	1,015.57	6.96	1.37
Class R-2 -- assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class R-3 -- actual return	1,000.00	1,017.78	4.68	.92
Class R-3 -- assumed 5% return	1,000.00	1,020.57	4.69	.92
Class R-4 -- actual return	1,000.00	1,019.28	3.16	.62
Class R-4 -- assumed 5% return	1,000.00	1,022.08	3.16	.62
Class R-5 -- actual return	1,000.00	1,020.75	1.63	.32
Class R-5 -- assumed 5% return	1,000.00	1,023.59	1.63	.32
Class R-6 -- actual return	1,000.00	1,021.00	1.38	.27
Class R-6 -- assumed 5% return	1,000.00	1,023.84	1.38	.27

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Tax information
               unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2010:

Qualified dividend income	$21,230,000
Corporate dividends received deduction	$2,222,000
U.S. government income that may be exempt from state taxation	$262,899,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2011, to determine the calendar year amounts to be included on their 2010 tax returns. Shareholders should consult their tax advisers.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended December 31, 2010:
			10 years1/
	1 year	5 years	Life of class
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	1.50%	2.34%	4.39%
Not reflecting CDSC	6.50	2.68	4.39

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	5.45	2.63	3.90
Not reflecting CDSC	6.45	2.63	3.90

Class F-1 shares3 — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	7.27	3.45	4.71

Class F-2 shares3 — first sold 8/4/08
Not reflecting annual asset-based fee charged
by sponsoring firm	7.55	—	4.81

Class 529-A shares4 — first sold 2/15/02
Reflecting 3.75% maximum sales charge	3.22	2.60	4.26
Not reflecting maximum sales charge	7.24	3.39	4.72

Class 529-B shares2,4 — first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	1.39	2.23	3.92
Not reflecting CDSC	6.39	2.56	3.92

Class 529-C shares4 — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	5.40	2.57	3.88
Not reflecting CDSC	6.40	2.57	3.88

Class 529-E shares3,4 — first sold 3/7/02	6.93	3.09	4.43

Class 529-F-1 shares3,4 — first sold 9/26/02
Not reflecting annual asset-based fee charged
by sponsoring firm	7.47	3.60	5.11

1Applicable to Class B shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 28 and 29 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Board of directors and other officers

“Independent” directors1

	Year first
	elected a
	director of
Name and age	the fund2	Principal occupation(s) during past five years

Lee A. Ault III, 74	2010	Private investor and corporate director; former
		Chairman of the Board, In-Q-Tel, Inc. (technology
		venture company)

William H. Baribault, 65	2010	Chairman of the Board and CEO, Oakwood
		Enterprises (private investment and consulting)

James G. Ellis, 64	2006	Dean and Professor of Marketing, Marshall School of
		Business, University of Southern California

Martin Fenton, 75	1989	Chairman of the Board, Senior Resource Group LLC
Chairman of the Board		(development and management of senior living communities)
(Independent and Non-Executive)

Leonard R. Fuller, 64	1994	President and CEO, Fuller Consulting (financial
		management consulting firm)

W. Scott Hedrick, 65	2010	Founding General Partner, InterWest Partners
		(venture capital firm)

R. Clark Hooper, 64	2005	Private investor; former President, Dumbarton Group
		LLC (securities industry consulting)

Merit E. Janow, 52	2010	Professor, Columbia University, School of
		International and Public Affairs; former Member,
		World Trade Organization Appellate Body

Laurel B. Mitchell, Ph.D., 55	2009	Clinical Professor and Director, Accounting Program,
		University of Redlands

Frank M. Sanchez, 67	1999	Principal, The Sanchez Family Corporation dba
		McDonald’s Restaurants (McDonald’s licensee)

Margaret Spellings, 53	2010	President and CEO, Margaret Spellings & Company;
		Executive Vice President, National Chamber
		Foundation and Senior Advisor to the President and
		CEO, U.S. Chamber of Commerce; former United
		States Secretary of Education, United States
		Department of Education — Federal Government
		Agency; former Assistant to the President for
		Domestic Policy, The White House: Federal
		Government, Executive Branch

Steadman Upham, Ph.D., 61	2007	President and Professor of Anthropology,
		The University of Tulsa

“Independent” directors1

	Number of
	portfolios
	in fund
	complex3
	overseen by
Name and age	director	Other directorships4 held by director

Lee A. Ault III, 74	40	Anworth Mortgage Asset Corporation;
		Office Depot, Inc.

William H. Baribault, 65	40	None

James G. Ellis, 64	44	Quiksilver, Inc.

Martin Fenton, 75	40	Capital Private Client Services Funds
Chairman of the Board
(Independent and Non-Executive)

Leonard R. Fuller, 64	44	None

W. Scott Hedrick, 65	40	Hot Topic, Inc.; Office Depot, Inc.

R. Clark Hooper, 64	46	JPMorgan Value Opportunities Fund, Inc.;
		The Swiss Helvetia Fund, Inc.

Merit E. Janow, 52	43	The NASDAQ Stock Market LLC;
		Trimble Navigation Limited

Laurel B. Mitchell, Ph.D., 55	40	None

Frank M. Sanchez, 67	40	None

Margaret Spellings, 53	40	None

Steadman Upham, Ph.D., 61	43	None

See page 35 for footnotes.

“Interested” directors5
	Year first
	elected a
	director or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the
position with fund	the fund2	principal underwriter of the fund

Paul G. Haaga, Jr., 62	1985	Chairman of the Board, Capital Research and
Vice Chairman of the Board		Management Company; Senior Vice President —
		Fixed Income, Capital Research and Management
		Company

Abner D. Goldstine, 81	1974	Senior Vice President — Fixed Income, Capital
		Research and Management Company; Director,
		Capital Research and Management Company

“Interested” directors5
	Number of
	portfolios
	in fund
	complex3
Name, age and	overseen by
position with fund	director	Other directorships4 held by director

Paul G. Haaga, Jr., 62	14	None
Vice Chairman of the Board

Abner D. Goldstine, 81	2	None

The fund’s statement of additional information includes further details about fund directors and is available without charge upon request by calling American Funds Service Company at 800/421-0180 or by visiting the American Funds website at americanfunds.com. The address for all directors and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Other officers

	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities
position with fund	of the fund2	or the principal underwriter of the fund

John H. Smet, 54	1994	Senior Vice President — Fixed Income, Capital
President		Research and Management Company; Director,
		The Capital Group Companies, Inc.6

David C. Barclay, 54	1997	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research and Management Company; Director,
		Capital Research and Management Company

Mark R. Macdonald, 51	2001	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research and Management Company; Director,
		Capital Research and Management Company

Mark H. Dalzell, 56	2009	Senior Vice President — Fixed Income, Capital
Vice President		Research and Management Company

Kristine M. Nishiyama, 40	2003	Senior Vice President and Senior Counsel — Fund
Vice President		Business Management Group, Capital Research and
		Management Company; Vice President and Senior Counsel, Capital Bank and Trust Company6

Courtney R. Taylor, 36	2006	Assistant Vice President — Fund Business
Secretary		Management Group, Capital Research and
		Management Company

Ari M. Vinocor, 36	2007	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Steven I. Koszalka, 46	2010	Vice President — Fund Business Management
Assistant Secretary		Group, Capital Research and Management Company

M. Susan Gupton, 37	2008	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

Dori Laskin, 59	2010	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

1The term “independent” director refers to a director who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
2Directors and officers of the fund serve until their resignation, removal or retirement.

3Capital Research and Management Company manages the American Funds, consisting of 33 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; and Endowments,SM which is available to certain nonprofit organizations.

4This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each director as a director of a public company or a registered investment company.

5“Interested persons” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

6Company affiliated with Capital Research and Management Company.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete December 31, 2010, portfolio of The Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 33 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
Emphasis on current income through bonds
American Funds Mortgage FundSM
American High-Income TrustSM
>The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGEAR-908-0211P

Litho in USA BG/Q/8053-S26195

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Frank M. Sanchez, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2009	$157,000
2010	$137,000

b) Audit-Related Fees:
2009	$9,000
2010	$13,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2009	$7,000
2010	$15,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2009	None
2010	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2009	$1,029,000
2010	$1,092,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2009	None
2010	$15,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2009	$2,000
2010	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,477,000 for fiscal year 2009 and $1,562,000 for fiscal year 2010. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Bond Fund of AmericaSM
Investment portfolio

December 31, 2010

Bonds & notes — 97.02%	Principal amount (000)	Value (000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 30.79%
U.S. Treasury 0.875% 2011	$156,250	$156,613
U.S. Treasury 0.875% 2011	97,000	97,165
U.S. Treasury 0.875% 2011	30,000	30,087
U.S. Treasury 1.125% 20111	262,675	264,677
U.S. Treasury 4.50% 2011	5,000	5,034
U.S. Treasury 4.625% 2011	133,500	139,163
U.S. Treasury 4.875% 2011	115,250	117,002
U.S. Treasury 5.00% 2011	37,100	38,193
U.S. Treasury 5.00% 2011	2,150	2,162
U.S. Treasury 0.50% 2012	23,245	23,218
U.S. Treasury 0.625% 2012	41,600	41,729
U.S. Treasury 1.00% 2012	617,590	622,376
U.S. Treasury 1.00% 2012	185,250	186,769
U.S. Treasury 1.375% 2012	54,900	55,729
U.S. Treasury 1.875% 2012	4,600	4,698
U.S. Treasury 2.00% 20122	63,103	65,432
U.S. Treasury 4.25% 2012	232,000	247,189
U.S. Treasury 4.50% 2012	15,000	15,775
U.S. Treasury 4.875% 2012	395,480	415,345
U.S. Treasury 0.75% 2013	4,455	4,423
U.S. Treasury 1.125% 2013	431,575	435,166
U.S. Treasury 1.375% 2013	184,900	187,710
U.S. Treasury 1.375% 2013	34,200	34,724
U.S. Treasury 1.50% 2013	110,000	111,594
U.S. Treasury 1.875% 20132	29,769	31,778
U.S. Treasury 2.75% 2013	50,000	52,269
U.S. Treasury 3.125% 2013	50,000	53,052
U.S. Treasury 3.375% 2013	154,250	164,258
U.S. Treasury 3.875% 2013	100,000	106,867
U.S. Treasury 4.25% 2013	715,808	779,501
U.S. Treasury 1.75% 2014	78,900	80,460
U.S. Treasury 1.875% 2014	46,500	47,626
U.S. Treasury 2.00% 20142	56,964	61,208
U.S. Treasury 2.375% 2014	10,500	10,879
U.S. Treasury 2.625% 2014	50,000	52,302
U.S. Treasury 4.25% 2014	3,300	3,641
U.S. Treasury 1.375% 2015	5,545	5,389
U.S. Treasury 1.75% 2015	5,300	5,283
U.S. Treasury 1.625% 20152	85,216	90,934
U.S. Treasury 1.875% 2015	57,225	57,460
U.S. Treasury 2.125% 2015	38,250	38,456
U.S. Treasury 4.00% 2015	74,675	81,824
U.S. Treasury 4.25% 2015	100,000	110,746
U.S. Treasury 11.25% 2015	50,520	70,020
U.S. Treasury 2.00% 20162	9,091	9,910
U.S. Treasury 2.375% 2016	150,000	151,933
U.S. Treasury 2.625% 2016	268,000	274,437
U.S. Treasury 3.00% 2016	76,615	79,560
U.S. Treasury 3.25% 2016	50,000	52,642
U.S. Treasury 5.125% 2016	66,500	76,639
U.S. Treasury 7.50% 2016	52,200	67,114
U.S. Treasury 2.50% 2017	94,950	94,602
U.S. Treasury 3.25% 2017	50,000	52,234
U.S. Treasury 4.50% 2017	159,500	178,516
U.S. Treasury 4.625% 2017	110,700	124,671
U.S. Treasury 8.75% 2017	25,000	34,338
U.S. Treasury 8.875% 2017	17,100	23,761
U.S. Treasury 3.50% 2018	223,850	235,542
U.S. Treasury 3.75% 2018	387,300	412,021
U.S. Treasury 4.00% 2018	120,000	130,064
U.S. Treasury 2.125% 20192	5,144	5,701
U.S. Treasury 2.75% 2019	34,600	34,161
U.S. Treasury 3.625% 2019	43,575	45,531
U.S. Treasury 8.125% 2019	75,000	104,525
U.S. Treasury 2.625% 2020	149,260	140,806
U.S. Treasury 2.625% 2020	22,120	20,973
U.S. Treasury 3.50% 2020	28,700	29,404
U.S. Treasury 3.625% 2020	112,800	117,088
U.S. Treasury 8.50% 2020	8,000	11,451
U.S. Treasury 8.75% 2020	37,800	55,238
U.S. Treasury 8.00% 2021	27,100	38,352
U.S. Treasury 7.125% 2023	103,050	138,507
U.S. Treasury 7.50% 2024	26,500	37,153
U.S. Treasury 6.875% 2025	124,400	166,346
U.S. Treasury 7.625% 2025	5,600	7,945
U.S. Treasury 6.00% 2026	40,200	49,726
U.S. Treasury 6.25% 2030	11,175	14,372
U.S. Treasury 5.375% 2031	6,750	7,880
U.S. Treasury 4.50% 2036	356,707	369,509
U.S. Treasury 4.375% 2038	20,065	20,286
U.S. Treasury 4.50% 2038	14,100	14,538
U.S. Treasury 3.50% 2039	45,000	38,792
U.S. Treasury 4.25% 2039	231,860	228,484
U.S. Treasury 4.50% 2039	225,210	231,392
U.S. Treasury 3.875% 2040	156,750	144,401
U.S. Treasury 4.25% 2040	7,750	7,625
U.S. Treasury 4.375% 2040	65,900	66,229
U.S. Treasury 4.625% 2040	425,950	446,362
U.S. Treasury 0% 2040	43,900	11,599
Federal Home Loan Bank 1.75% 2012	69,000	70,294
Federal Home Loan Bank, Series 363, 4.50% 2012	50,000	53,540
Federal Home Loan Bank 3.625% 2013	185,000	197,828
Federal Home Loan Bank 5.375% 2016	25,000	28,902
Fannie Mae 1.75% 2011	20,000	20,070
Fannie Mae 0.625% 2012	83,000	83,166
Fannie Mae, Series 2, 1.25% 2012	70,100	70,827
Fannie Mae 6.125% 2012	20,000	21,358
Fannie Mae 1.75% 2013	125,000	127,708
Fannie Mae 2.50% 2014	7,250	7,514
Freddie Mac 5.25% 2011	20,000	20,544
Freddie Mac 1.125% 2012	23,950	24,153
Freddie Mac 1.75% 2012	50,000	50,882
Freddie Mac 2.125% 2012	20,000	20,487
Freddie Mac 2.50% 2014	100,600	104,266
Freddie Mac 3.00% 2014	60,000	63,144
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.286% 20123	50,000	50,038
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.304% 20123	11,020	11,031
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	20,389
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	20,366
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,187
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	11,000	11,253
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	25,050	25,765
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	8,250	8,251
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.80% 2011	9,665	9,694
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	52,500	53,868
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	29,250	29,882
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 1.75% 2012	27,500	28,005
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 2.20% 2012	32,500	33,388
CoBank ACB 7.875% 20184	23,615	26,285
CoBank ACB 0.902% 20223,4	41,365	32,801
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	25,000	25,895
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	20,000	20,409
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	17,500	17,941
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,201
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 3.00% 2014	10,000	10,512
Federal Agricultural Mortgage Corp. 4.875% 20114	10,000	10,014
Federal Agricultural Mortgage Corp. 5.125% 20174	5,000	5,351
Tennessee Valley Authority 5.25% 2039	13,750	14,529
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	10,000	10,333
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,454
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,808
		11,273,619

MORTGAGE-BACKED OBLIGATIONS — 29.08%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS5 — 23.72%
Fannie Mae 4.89% 2012	25,000	25,558
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	4,072	4,384
Fannie Mae 4.00% 2019	20,385	21,262
Fannie Mae 4.50% 2019	13,475	14,241
Fannie Mae 4.50% 2019	12,755	13,482
Fannie Mae 5.50% 2019	113	122
Fannie Mae 5.50% 2020	9,796	10,584
Fannie Mae 5.50% 2020	1,139	1,229
Fannie Mae 11.178% 20203	107	122
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	10,941	11,344
Fannie Mae 5.00% 2023	5,587	5,945
Fannie Mae 5.50% 2023	31,103	33,477
Fannie Mae 5.50% 2023	27,915	30,129
Fannie Mae 6.00% 2023	3,056	3,324
Fannie Mae 4.00% 2024	31,256	32,247
Fannie Mae 4.50% 2024	23,959	25,135
Fannie Mae 6.00% 2024	8,026	8,839
Fannie Mae 3.00% 2025	44,000	43,182
Fannie Mae 3.00% 2025	41,000	40,238
Fannie Mae 3.00% 2025	35,000	34,314
Fannie Mae 3.00% 2025	29,856	29,277
Fannie Mae 3.00% 2025	21,888	21,481
Fannie Mae 3.00% 2025	19,500	19,137
Fannie Mae 3.00% 2025	15,000	14,721
Fannie Mae 3.00% 2025	2,000	1,961
Fannie Mae 3.50% 2025	167,093	168,686
Fannie Mae 3.50% 2025	96,599	97,520
Fannie Mae 3.50% 2025	94,073	94,970
Fannie Mae 3.50% 2025	77,797	78,538
Fannie Mae 3.50% 2025	65,785	66,412
Fannie Mae 3.50% 2025	60,000	60,572
Fannie Mae 3.50% 2025	54,118	54,587
Fannie Mae 3.50% 2025	47,861	48,317
Fannie Mae 3.50% 2025	36,795	37,146
Fannie Mae 3.50% 2025	28,982	29,258
Fannie Mae 3.50% 2025	24,077	24,307
Fannie Mae 3.50% 2025	21,064	21,265
Fannie Mae 3.50% 2025	14,828	14,969
Fannie Mae 3.50% 2025	13,918	14,050
Fannie Mae 3.50% 2025	12,934	13,057
Fannie Mae 3.50% 2025	11,871	11,984
Fannie Mae 3.50% 2025	11,648	11,759
Fannie Mae 3.50% 2025	8,960	9,045
Fannie Mae 3.50% 2025	250	252
Fannie Mae 4.00% 2025	98,793	102,158
Fannie Mae 4.00% 2025	63,346	65,504
Fannie Mae 4.00% 2025	50,210	51,921
Fannie Mae 4.00% 2025	44,067	45,568
Fannie Mae 4.00% 2025	31,933	33,021
Fannie Mae 4.00% 2025	25,028	25,881
Fannie Mae 4.00% 2025	17,939	18,550
Fannie Mae 4.00% 2025	12,643	13,073
Fannie Mae 4.00% 2025	11,050	11,427
Fannie Mae 4.00% 2025	9,425	9,746
Fannie Mae 4.00% 2025	6,376	6,593
Fannie Mae 4.00% 2025	6,109	6,317
Fannie Mae 4.00% 2025	5,681	5,875
Fannie Mae 4.00% 2025	5,429	5,614
Fannie Mae 4.00% 2025	3,844	3,975
Fannie Mae 4.50% 2025	102,124	107,326
Fannie Mae 4.50% 2025	32,896	34,572
Fannie Mae 4.50% 2025	15,237	16,013
Fannie Mae 4.50% 2025	15,219	15,994
Fannie Mae 4.50% 2025	14,933	15,694
Fannie Mae, Series 2001-4, Class GA, 9.893% 20253	307	358
Fannie Mae, Series 2001-4, Class NA, 11.71% 20253	1,039	1,172
Fannie Mae 3.00% 2026	96,515	94,509
Fannie Mae 3.00% 2026	40,000	39,216
Fannie Mae 3.00% 2026	34,940	34,263
Fannie Mae 3.00% 2026	20,000	19,612
Fannie Mae 3.00% 2026	13,096	12,842
Fannie Mae 3.00% 2026	12,801	12,563
Fannie Mae 3.00% 2026	10,000	9,806
Fannie Mae 3.50% 2026	359,500	362,084
Fannie Mae 3.50% 2026	30,000	30,260
Fannie Mae 3.50% 2026	27,138	27,397
Fannie Mae 4.118% 20263	382	399
Fannie Mae 6.00% 2026	19,168	21,110
Fannie Mae 5.50% 2027	11,610	12,505
Fannie Mae 6.00% 2028	4,988	5,445
Fannie Mae 6.00% 2028	4,330	4,715
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	1,600	1,249
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	524	607
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	3,812	4,169
Fannie Mae, Series 2001-20, Class E, 9.626% 20313	51	60
Fannie Mae 6.50% 2032	568	629
Fannie Mae 6.50% 2034	856	952
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	4,710	5,112
Fannie Mae 6.50% 2035	5,885	6,642
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	6,895	5,800
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	6,503	5,728
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,439	1,251
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	5,557	5,962
Fannie Mae 5.50% 2036	2,552	2,745
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	16,023	17,412
Fannie Mae 6.00% 2036	14,746	16,061
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	14,237	15,410
Fannie Mae 6.00% 2036	13,125	14,308
Fannie Mae 6.00% 2036	6,838	7,455
Fannie Mae 6.00% 2036	6,400	6,966
Fannie Mae 6.00% 2036	4,203	4,577
Fannie Mae 6.50% 2036	14,340	15,915
Fannie Mae 6.50% 2036	8,481	9,458
Fannie Mae 7.00% 2036	1,241	1,399
Fannie Mae 7.00% 2036	715	807
Fannie Mae 7.50% 2036	359	391
Fannie Mae 7.50% 2036	112	122
Fannie Mae 8.00% 2036	1,206	1,322
Fannie Mae 5.157% 20373	688	730
Fannie Mae 5.454% 20373	12,685	13,403
Fannie Mae 5.50% 2037	89,047	95,357
Fannie Mae 5.50% 2037	25,580	27,432
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	23,967	26,268
Fannie Mae 5.532% 20373	5,546	5,803
Fannie Mae 5.597% 20373	19,550	20,629
Fannie Mae 5.707% 20373	9,656	10,226
Fannie Mae 5.723% 20373	7,138	7,527
Fannie Mae 5.791% 20373	11,267	12,058
Fannie Mae 6.00% 2037	71,875	78,223
Fannie Mae 6.00% 2037	44,569	48,410
Fannie Mae 6.00% 2037	29,720	32,281
Fannie Mae 6.00% 2037	23,553	25,572
Fannie Mae 6.00% 2037	22,308	24,230
Fannie Mae 6.00% 2037	20,254	22,043
Fannie Mae 6.00% 2037	19,660	21,396
Fannie Mae 6.00% 2037	13,063	14,182
Fannie Mae 6.00% 2037	9,745	10,605
Fannie Mae 6.00% 2037	9,689	10,545
Fannie Mae 6.00% 2037	6,901	7,408
Fannie Mae 6.00% 2037	6,721	7,300
Fannie Mae 6.00% 2037	5,630	6,127
Fannie Mae 6.00% 2037	3,613	3,878
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	3,213	3,455
Fannie Mae 6.00% 2037	2,633	2,871
Fannie Mae 6.00% 2037	1,964	2,143
Fannie Mae 6.00% 2037	1,724	1,876
Fannie Mae 6.00% 2037	1,688	1,838
Fannie Mae 6.00% 2037	1,458	1,591
Fannie Mae 6.00% 2037	103	112
Fannie Mae 6.50% 2037	17,031	18,902
Fannie Mae 6.50% 2037	16,024	17,825
Fannie Mae 6.50% 2037	14,929	16,569
Fannie Mae 6.50% 2037	10,268	11,359
Fannie Mae 6.50% 2037	8,875	9,739
Fannie Mae 6.50% 2037	1,450	1,610
Fannie Mae 7.00% 2037	4,838	5,323
Fannie Mae 7.00% 2037	4,354	4,790
Fannie Mae 7.00% 2037	1,213	1,368
Fannie Mae 7.00% 2037	716	808
Fannie Mae 7.00% 2037	539	604
Fannie Mae 7.00% 2037	252	283
Fannie Mae 7.50% 2037	2,296	2,587
Fannie Mae 7.50% 2037	985	1,070
Fannie Mae 7.50% 2037	823	895
Fannie Mae 7.50% 2037	741	805
Fannie Mae 7.50% 2037	709	771
Fannie Mae 7.50% 2037	658	715
Fannie Mae 7.50% 2037	642	698
Fannie Mae 7.50% 2037	591	643
Fannie Mae 7.50% 2037	588	639
Fannie Mae 7.50% 2037	567	616
Fannie Mae 7.50% 2037	426	463
Fannie Mae 7.50% 2037	256	278
Fannie Mae 7.50% 2037	234	255
Fannie Mae 7.50% 2037	192	215
Fannie Mae 7.50% 2037	170	185
Fannie Mae 7.50% 2037	130	147
Fannie Mae 7.50% 2037	131	142
Fannie Mae 7.50% 2037	108	117
Fannie Mae 7.50% 2037	91	99
Fannie Mae 7.50% 2037	68	74
Fannie Mae 8.00% 2037	1,208	1,363
Fannie Mae 8.00% 2037	483	530
Fannie Mae 8.00% 2037	339	383
Fannie Mae 8.00% 2037	250	274
Fannie Mae 4.916% 20383	11,541	12,208
Fannie Mae 5.351% 20383	5,958	6,250
Fannie Mae 5.50% 2038	70,898	75,912
Fannie Mae 5.50% 2038	40,271	43,119
Fannie Mae 5.50% 2038	34,640	37,089
Fannie Mae 5.50% 2038	30,212	32,283
Fannie Mae 5.50% 2038	9,578	10,255
Fannie Mae 5.50% 2038	7,898	8,471
Fannie Mae 5.50% 2038	7,252	7,764
Fannie Mae 5.50% 2038	433	464
Fannie Mae 5.50% 2038	282	302
Fannie Mae 5.50% 2038	243	261
Fannie Mae 5.501% 20383	1,508	1,587
Fannie Mae 5.616% 20383	11,545	12,176
Fannie Mae 6.00% 2038	109,202	118,846
Fannie Mae 6.00% 2038	32,601	35,480
Fannie Mae 6.00% 2038	29,876	32,515
Fannie Mae 6.00% 2038	22,288	24,250
Fannie Mae 6.00% 2038	21,344	23,183
Fannie Mae 6.00% 2038	18,174	19,779
Fannie Mae 6.00% 2038	15,073	16,356
Fannie Mae 6.00% 2038	11,949	13,005
Fannie Mae 6.00% 2038	11,363	12,330
Fannie Mae 6.00% 2038	9,620	10,439
Fannie Mae 6.00% 2038	9,245	10,058
Fannie Mae 6.00% 2038	8,477	9,226
Fannie Mae 6.00% 2038	7,944	8,643
Fannie Mae 6.00% 2038	7,087	7,711
Fannie Mae 6.00% 2038	6,850	7,432
Fannie Mae 6.00% 2038	5,838	6,354
Fannie Mae 6.00% 2038	5,588	6,081
Fannie Mae 6.00% 2038	4,805	5,228
Fannie Mae 6.00% 2038	3,411	3,711
Fannie Mae 6.50% 2038	128,168	142,572
Fannie Mae 6.50% 2038	52,661	58,579
Fannie Mae 6.50% 2038	24,236	26,955
Fannie Mae 3.577% 20393	35,707	37,058
Fannie Mae 3.606% 20393	11,487	11,913
Fannie Mae 3.607% 20393	31,032	32,247
Fannie Mae 3.63% 20393	12,831	13,269
Fannie Mae 3.669% 20393	1,117	1,158
Fannie Mae 3.764% 20393	5,338	5,539
Fannie Mae 3.779% 20393	36,661	38,174
Fannie Mae 3.813% 20393	9,277	9,627
Fannie Mae 3.823% 20393	5,149	5,393
Fannie Mae 3.847% 20393	3,135	3,257
Fannie Mae 3.852% 20393	7,906	8,278
Fannie Mae 3.898% 20393	3,574	3,714
Fannie Mae 3.941% 20393	12,498	13,109
Fannie Mae 3.959% 20393	2,502	2,610
Fannie Mae 4.50% 2039	18,099	18,603
Fannie Mae 5.00% 2039	47,382	49,855
Fannie Mae 5.00% 2039	36,202	38,318
Fannie Mae 5.00% 2039	25,068	26,376
Fannie Mae 5.00% 2039	12,380	13,026
Fannie Mae 5.113% 20393	16,827	17,852
Fannie Mae 5.50% 2039	28,826	30,859
Fannie Mae 5.50% 2039	22,949	24,568
Fannie Mae 5.50% 2039	4,468	4,784
Fannie Mae 6.00% 2039	13,459	14,612
Fannie Mae 6.00% 2039	12,913	14,020
Fannie Mae 6.00% 2039	7,348	8,015
Fannie Mae 6.00% 2039	6,286	6,839
Fannie Mae 6.00% 2039	6,256	6,786
Fannie Mae 6.00% 2039	3,452	3,756
Fannie Mae 6.00% 2039	683	741
Fannie Mae 3.146% 20403	6,147	6,296
Fannie Mae 3.203% 20403	47,489	48,912
Fannie Mae 3.50% 2040	55,100	52,693
Fannie Mae 3.50% 2040	32,700	31,271
Fannie Mae 3.50% 2040	21,500	20,561
Fannie Mae 3.50% 2040	10,000	9,563
Fannie Mae 3.635% 20403	13,721	14,241
Fannie Mae 4.00% 2040	127,414	126,918
Fannie Mae 4.00% 2040	96,260	95,885
Fannie Mae 4.00% 2040	35,000	34,874
Fannie Mae 4.00% 2040	35,000	34,864
Fannie Mae 4.00% 2040	33,490	33,360
Fannie Mae 4.00% 2040	25,807	25,705
Fannie Mae 4.00% 2040	25,000	24,903
Fannie Mae 4.50% 2040	154,132	158,404
Fannie Mae 4.50% 2040	112,490	115,608
Fannie Mae 4.50% 2040	90,393	92,898
Fannie Mae 4.50% 2040	72,476	74,485
Fannie Mae 4.50% 2040	55,334	56,868
Fannie Mae 4.50% 2040	47,216	48,525
Fannie Mae 4.50% 2040	1,025	1,053
Fannie Mae 5.00% 2040	62,140	65,383
Fannie Mae 5.00% 2040	23,082	24,286
Fannie Mae 5.50% 2040	60,591	64,744
Fannie Mae 5.50% 2040	37,238	39,791
Fannie Mae 5.50% 2040	20,518	21,965
Fannie Mae 5.50% 2040	2,383	2,551
Fannie Mae 3.50% 2041	65,800	62,860
Fannie Mae 4.00% 2041	95,100	94,625
Fannie Mae 4.50% 2041	50,000	51,336
Fannie Mae 5.00% 2041	50,000	52,570
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	5,037	5,805
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,419	1,569
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	2,951	3,430
Fannie Mae, Series 2002-W1, Class 2A, 7.36% 20423	3,363	3,881
Fannie Mae 6.00% 2047	451	483
Fannie Mae 6.50% 2047	655	716
Fannie Mae 6.50% 2047	317	347
Fannie Mae 6.50% 2047	268	293
Fannie Mae 7.00% 2047	2,425	2,668
Fannie Mae 7.00% 2047	138	152
Fannie Mae 7.50% 2047	168	183
Government National Mortgage Assn. 10.00% 2021	561	637
Government National Mortgage Assn. 3.50% 2025	6,466	6,563
Government National Mortgage Assn. 3.50% 2025	2,485	2,522
Government National Mortgage Assn. 3.50% 2025	1,982	2,012
Government National Mortgage Assn., Series 2005-58, Class NO, principal only, 0% 2035	3,717	3,571
Government National Mortgage Assn. 6.00% 2038	49,182	53,676
Government National Mortgage Assn. 6.50% 2038	175	195
Government National Mortgage Assn. 3.50% 2039	12,496	12,056
Government National Mortgage Assn. 3.50% 2039	12,119	11,691
Government National Mortgage Assn. 3.50% 2039	6,518	6,289
Government National Mortgage Assn. 4.00% 2039	62,697	63,285
Government National Mortgage Assn. 4.00% 2039	19,429	19,611
Government National Mortgage Assn. 4.00% 2039	19,262	19,443
Government National Mortgage Assn. 4.00% 2039	13,741	13,870
Government National Mortgage Assn. 4.00% 2039	8,109	8,185
Government National Mortgage Assn. 4.00% 2039	5,237	5,287
Government National Mortgage Assn. 4.50% 2039	13,619	14,165
Government National Mortgage Assn. 3.50% 2040	25,000	24,119
Government National Mortgage Assn. 3.50% 20406	20,000	19,284
Government National Mortgage Assn. 3.50% 2040	10,000	9,648
Government National Mortgage Assn. 4.00% 2040	155,623	157,084
Government National Mortgage Assn. 4.00% 2040	127,886	129,087
Government National Mortgage Assn. 4.00% 2040	52,024	52,513
Government National Mortgage Assn. 4.00% 2040	42,615	43,015
Government National Mortgage Assn. 4.00% 2040	38,630	38,957
Government National Mortgage Assn. 4.00% 2040	23,000	23,216
Government National Mortgage Assn. 4.00% 2040	20,884	21,080
Government National Mortgage Assn. 4.00% 2040	17,818	17,985
Government National Mortgage Assn. 4.00% 2040	16,575	16,730
Government National Mortgage Assn. 4.00% 2040	15,035	15,176
Government National Mortgage Assn. 4.00% 2040	14,608	14,745
Government National Mortgage Assn. 4.00% 2040	14,112	14,244
Government National Mortgage Assn. 4.00% 2040	13,886	14,016
Government National Mortgage Assn. 4.00% 2040	9,971	10,065
Government National Mortgage Assn. 4.00% 2040	9,971	10,065
Government National Mortgage Assn. 4.00% 2040	9,969	10,063
Government National Mortgage Assn. 4.00% 2040	9,941	10,034
Government National Mortgage Assn. 4.00% 2040	6,320	6,379
Government National Mortgage Assn. 4.00% 2040	5,965	6,021
Government National Mortgage Assn. 4.00% 2040	5,964	6,020
Government National Mortgage Assn. 4.00% 2040	4,568	4,611
Government National Mortgage Assn. 4.00% 2040	1,506	1,520
Government National Mortgage Assn. 4.00% 2040	638	644
Government National Mortgage Assn. 4.00% 2040	441	445
Government National Mortgage Assn. 4.50% 2040	141,821	147,479
Government National Mortgage Assn. 4.50% 2040	29,362	30,534
Government National Mortgage Assn. 4.50% 2040	26,084	27,124
Government National Mortgage Assn. 4.50% 2040	22,602	23,504
Government National Mortgage Assn. 4.50% 2040	13,874	14,428
Government National Mortgage Assn. 4.50% 2040	9,631	10,015
Government National Mortgage Assn. 4.50% 2040	8,988	9,347
Government National Mortgage Assn. 4.50% 2040	4,921	5,118
Government National Mortgage Assn. 4.50% 2040	3,732	3,880
Government National Mortgage Assn. 4.50% 2040	1,463	1,521
Government National Mortgage Assn. 5.00% 2040	13,581	14,450
Government National Mortgage Assn. 4.00% 2041	40,000	40,281
Government National Mortgage Assn. 4.50% 2041	48,300	50,157
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,636
Freddie Mac 5.50% 2019	5,312	5,746
Freddie Mac, Series K009, Class A1, 2.757% 2020	3,988	3,952
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,159	1,191
Freddie Mac, Series 2922, Class EL, 4.50% 2023	17,055	17,539
Freddie Mac 5.00% 2023	7,748	8,197
Freddie Mac 5.00% 2023	309	327
Freddie Mac 5.00% 2023	47	50
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,278	1,406
Freddie Mac 5.00% 2024	21,089	22,282
Freddie Mac 3.50% 2025	37,996	38,293
Freddie Mac 4.00% 2025	47,668	49,039
Freddie Mac 4.00% 2025	23,358	24,070
Freddie Mac 4.00% 2025	15,758	16,239
Freddie Mac 4.50% 2025	59,407	62,174
Freddie Mac 4.50% 2025	46,076	48,221
Freddie Mac 6.00% 2026	14,227	15,474
Freddie Mac 6.00% 2026	11,938	12,985
Freddie Mac 5.50% 2027	7,912	8,489
Freddie Mac 6.00% 2027	84,605	92,025
Freddie Mac, Series 2153, Class GG, 6.00% 2029	2,143	2,336
Freddie Mac, Series 2122, Class QM, 6.25% 2029	3,628	3,923
Freddie Mac 2.711% 20353	8,028	8,426
Freddie Mac, Series 3061, Class PN, 5.50% 2035	34,737	38,195
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	6,171	5,245
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	4,130	3,482
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	4,065	3,399
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	3,619	3,051
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	78	69
Freddie Mac, Series 3257, Class PA, 5.50% 2036	40,503	43,510
Freddie Mac, Series 3233, Class PA, 6.00% 2036	30,877	33,491
Freddie Mac, Series 3156, Class NG, 6.00% 2036	9,807	10,860
Freddie Mac, Series 3286, Class JN, 5.50% 2037	51,007	54,219
Freddie Mac, Series 3318, Class JT, 5.50% 2037	28,728	30,546
Freddie Mac, Series 3312, Class PA, 5.50% 2037	21,607	22,979
Freddie Mac 5.50% 2037	16,575	17,657
Freddie Mac 5.50% 2037	15,730	16,756
Freddie Mac 5.522% 20373	21,168	22,716
Freddie Mac 5.681% 20373	6,500	6,933
Freddie Mac 5.765% 20373	4,180	4,394
Freddie Mac 5.929% 20373	7,724	8,154
Freddie Mac, Series 3271, Class OA, 6.00% 2037	12,707	14,127
Freddie Mac 6.00% 2037	1,958	2,128
Freddie Mac 7.00% 2037	639	708
Freddie Mac 7.00% 2037	361	401
Freddie Mac 7.00% 2037	290	322
Freddie Mac 7.50% 2037	4,629	5,150
Freddie Mac 4.808% 20383	9,270	9,809
Freddie Mac 5.058% 20383	7,607	8,070
Freddie Mac 5.272% 20383	11,670	12,373
Freddie Mac 5.50% 2038	12,213	13,029
Freddie Mac 5.556% 20383	17,995	18,983
Freddie Mac 6.00% 2038	41,203	44,540
Freddie Mac 6.50% 2038	10,357	11,460
Freddie Mac 3.721% 20393	6,434	6,705
Freddie Mac 3.922% 20393	6,146	6,445
Freddie Mac 5.00% 2039	48,600	51,009
Freddie Mac 5.50% 2039	40,691	43,395
Freddie Mac 3.152% 20403	7,205	7,369
Freddie Mac 6.00% 2040	16,341	17,721
Freddie Mac 6.00% 2040	13,707	14,865
Freddie Mac 6.50% 2047	1,357	1,482
Freddie Mac 6.50% 2047	755	825
Freddie Mac 7.00% 2047	324	357
FDIC Structured Sale Guaranteed Notes, Series 2010-L1A, Class A-1, 0% 20114	1,850	1,840
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20194	14,566	14,754
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.811% 20483,4	798	800
NGN, Series 2010-R2, Class 1A, 0.635% 20173,6	3,271	3,270
		8,685,709

COMMERCIAL MORTGAGE-BACKED SECURITIES5 — 3.87%
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	859	874
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-4, 6.505% 2034	41	41
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	1,049	1,054
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035	340	345
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 20353,4	1,500	1,524
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class G, 6.006% 20363,4	500	464
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	25,311	26,054
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	7,111	7,106
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	12,900	13,028
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	17,715	18,412
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A-MFX, 4.877% 2037	10,000	8,762
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 20374	8,240	7,071
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	2,500	2,604
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class F, 4.518% 20384	2,000	1,881
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 20383	12,000	12,681
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	20,855	21,075
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	57,676	60,158
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.539% 20393	10,000	10,558
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.659% 20393	7,305	7,686
CS First Boston Mortgage Securities Corp., Series 2007-C4, Class A-4, 5.804% 20393	14,645	15,095
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20403	42,125	44,620
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class F, 5.915% 20343,4	2,500	2,470
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	191	194
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	2,500	2,561
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.318% 20373	61,300	62,663
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135% 20374	400	397
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	4,300	4,397
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	21,050	21,351
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-2, 4.575% 2042	2,231	2,234
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	21,991	22,183
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 20423	1,655	1,754
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	10,080	10,536
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 20443	15,130	16,018
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.872% 20453	64,257	70,110
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	10,634	10,790
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.742% 20493	18,678	19,873
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	10,093	10,322
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-5, 5.224% 20373	11,000	11,627
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20373	15,000	15,727
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.883% 20383	27,715	30,274
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	31,000	32,707
Fannie Mae, Series 2001-T6B, 6.088% 2011	48,250	49,110
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	46,225	49,037
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20374	18,500	19,850
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20374	10,000	10,543
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20374	10,000	10,543
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20374	35,515	37,444
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20374	8,250	8,698
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20374	5,000	5,271
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.222% 20443	17,005	18,321
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	44,734	48,100
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20433	51,820	55,577
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	9,040	9,637
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	22,082	22,157
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	9,975	10,153
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	1,365	1,418
Banc of America Commercial Mortgage Inc., Series 2004-4, Class B, 4.985% 2042	1,000	981
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	848	859
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20453	2,500	2,680
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	15,990	17,178
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.658% (undated)3	7,966	8,190
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.235% 20393	8,000	7,116
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	19,193	18,423
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.335% 20443	33,700	36,323
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.241% 20373	4,620	4,804
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 20383	8,500	8,714
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.656% 20393	3,050	3,143
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20413	6,805	7,166
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20433	12,080	12,808
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20433	6,300	6,488
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 20433	10,250	11,031
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	1,418	1,484
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	2,630	2,721
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20423	9,605	10,324
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	2,534	2,531
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.27% 20443	15,350	16,474
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.275% 20443	7,928	8,304
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	10,415	10,674
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)3	41,210	42,715
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20264,6	39,852	41,265
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.637% 20313,4	32,659	644
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X, interest only, 0.662% 20313	37,391	1,275
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	1,481	1,491
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class D, 6.94% 20354	3,000	2,933
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	10,000	10,195
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	20,825	21,110
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20354	2,000	2,078
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 20374	20,000	19,442
Crown Castle Towers LLC, Series 2010-2, Class C, 5.495% 20374	10,000	10,440
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	20,000	20,791
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	2,174	2,191
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.728% (undated)3	15,800	17,121
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	9,370	9,388
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	2,500	2,616
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038	165	166
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	2,500	2,568
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	10,455	10,655
Ally Financial Inc., Series 1997-C1, Class F, 7.222% 2029	120	120
Ally Financial Inc., Series 2001-C1, Class A-2, 6.465% 2034	7,705	7,729
Ally Financial Inc., Series 2003-C1, Class F, 4.718% 20363,4	1,000	942
Ally Financial Inc., Series 2003-C1, Class G, 4.817% 20363,4	1,000	867
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	2,210	2,210
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 20303	5,000	5,398
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.191% 20423	7,224	7,490
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	6,000	6,447
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	3,063	3,074
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	1,801	1,852
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	203	204
		1,418,973

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED)5 — 0.85%
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 5.814% 20353	2,805	2,234
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.641% 20363	11,574	7,944
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 5.83% 20363	4,864	3,627
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.605% 20373	16,657	12,573
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.662% 20373	16,866	11,922
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 2.717% 20343	15,010	13,959
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.628% 20373	26,760	18,133
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 20353,4	7,066	7,390
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20583,4	15,689	16,346
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	22,707	23,105
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 2.694% 20343	6,541	5,691
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 2.941% 20353	24,313	17,232
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037	35,088	22,637
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	8,484	8,384
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1-A-16, 5.50% 2035	4,618	3,221
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	1,887	1,806
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	6,992	6,692
J.P. Morgan Alternative Loan Trust, Series 2006-A1, Class 2-A-1, 4.533% 20363	14,603	9,476
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 5-A-1, 5.97% 20363	11,073	7,540
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.681% 20373	20,671	15,982
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.381% 20463	14,617	14,492
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 4.771% 20353	20,122	14,092
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.626% 20363	19,308	12,273
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	285	278
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	36	36
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	2,157	2,168
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	38	39
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	5,772	5,963
CS First Boston Mortgage Securities Corp., Series 2007-1, Class 1-A-6A, 5.863% 20373	4,714	2,761
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A-4, 6.00% 2036	11,543	10,897
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 5.476% 20363	16,019	8,880
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 3.089% 20343	2,151	1,827
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.775% 20473	6,486	5,019
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 5.837% 20473	1,927	1,423
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.405% 20373	5,227	3,543
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.72% 20363	4,000	3,306
Banc of America Mortgage Securities Inc., Series 2003-I, Class 3-A1, 3.256% 20333	2,819	2,804
Washington Mutual Mortgage, WMALT Series 2007-2, Class 3-A-1, 5.50% 2022	2,469	2,300
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 2.943% 20363	2,429	1,595
		309,590

OTHER MORTGAGE-BACKED SECURITIES5 — 0.64%
Nykredit 4.00% 2035	DKr279,720	49,018
Nationwide Building Society, Series 2007-2, 5.50% 20124	$35,000	37,094
Bank of America 5.50% 20124	35,000	36,842
HBOS Treasury Services PLC 5.00% 20114	2,000	2,060
HBOS Treasury Services PLC 5.25% 20174	11,000	11,423
HBOS Treasury Services PLC 5.25% 2017	7,000	7,269
Northern Rock PLC 5.625% 20174	20,000	20,433
Barclays Bank PLC 4.00% 2019	€14,150	19,017
Royal Bank of Canada 3.125% 20154	$18,160	18,676
Bank of Montreal 2.85% 20154	17,000	17,286
Compagnie de Financement Foncier 2.125% 20134	16,700	16,852
		235,970

Total mortgage-backed obligations		10,650,242

CORPORATE BONDS & NOTES — 29.01%
FINANCIALS — 8.64%
Banks — 2.69%
Abbey National Treasury Services PLC 3.875% 20144	$6,130	$6,080
Santander Issuances, SA Unipersonal 5.911% 20164	13,600	13,355
Sovereign Bancorp, Inc. 8.75% 2018	72,725	79,736
Santander Issuances, SA Unipersonal 6.50% 20193,4	41,700	40,323
HBOS PLC 6.75% 20184	105,638	99,053
HBOS PLC 4.375% 20193	€2,870	3,479
Lloyds TSB Bank PLC 6.50% 20204	$8,900	8,202
HBOS PLC 6.00% 20334	19,520	14,594
Royal Bank of Scotland PLC 3.40% 2013	16,500	16,678
Royal Bank of Scotland Group PLC 5.00% 2014	6,665	6,417
Royal Bank of Scotland PLC 3.95% 2015	24,500	24,110
Royal Bank of Scotland PLC 4.875% 2015	23,000	23,549
Royal Bank of Scotland Group PLC 5.05% 2015	8,240	7,935
Royal Bank of Scotland Group PLC 4.70% 2018	3,485	2,955
Royal Bank of Scotland PLC 6.934% 2018	€12,590	15,951
Royal Bank of Scotland PLC 5.625% 2020	$16,250	16,185
Société Générale 2.20% 20134	7,500	7,475
Société Générale 3.10% 20154	21,000	20,544
Société Générale 3.50% 20164	16,000	15,778
Société Générale 5.75% 20164	63,110	66,917
CIT Group Inc., Series A, 7.00% 2013	11,494	11,752
CIT Group Inc., Series A, 7.00% 2014	19,353	19,595
CIT Group Inc., Series A, 7.00% 2015	22,884	22,999
Standard Chartered PLC 3.85% 20154	21,327	21,979
Standard Chartered Bank 6.40% 20174	25,491	27,313
HSBC Finance Corp. 0.652% 20123	10,750	10,598
HSBC Bank PLC 3.50% 20154	7,000	7,183
HSBC Bank USA, NA 4.875% 2020	31,195	31,069
Bank of Tokyo-Mitsubishi, Ltd. 2.45% 20154	17,000	16,699
Union Bank of California, NA 5.95% 2016	26,831	28,592
Barclays Bank PLC 5.125% 2020	11,500	11,766
Barclays Bank PLC 5.14% 2020	36,000	32,451
Korea Development Bank 5.30% 2013	13,635	14,400
Korea Development Bank 8.00% 2014	15,365	17,568
UniCredito Italiano SpA 6.00% 20174	20,000	19,585
HVB Funding Trust I 8.741% 20314	8,264	8,264
SunTrust Banks, Inc. 6.00% 2017	20,000	21,032
ANZ National (International) Ltd. 3.125% 20154	19,000	18,918
Silicon Valley Bank 5.70% 2012	18,000	18,781
PNC Funding Corp. 5.40% 2014	10,000	10,971
PNC Bank NA 6.875% 2018	5,200	5,952
Westpac Banking Corp. 3.00% 2015	16,000	15,988
Wells Fargo & Co. 5.625% 2017	8,500	9,425
Wachovia Capital Trust III 5.80% (undated)3	6,700	5,837
Banco de Crédito del Perú 5.375% 20204	15,000	14,850
Paribas, New York Branch 6.95% 2013	3,470	3,898
BNP Paribas 5.125% 20154	9,147	9,702
VEB Finance Ltd. 6.902% 20204	9,100	9,555
VEB Finance Ltd. 6.80% 20254	1,500	1,504
BBVA Bancomer SA 7.25% 20204	9,875	10,470
Banco del Estado de Chile 4.125% 20204	10,000	9,550
Allied Irish Banks, PLC 12.50% 2019	€21,764	7,724
Regions Financial Corp. 6.375% 2012	$6,792	6,922
Banco Santander-Chile 5.375% 20144	5,380	5,652
Nordea Bank, Series 2, 3.70% 20144	3,000	3,095
Bergen Bank 0.625% (undated)3	5,000	2,946
Bank of Ireland 10.00% 2020	€1,215	942
Development Bank of Singapore Ltd. 7.125% 20114	$400	408
Norinchukin Finance (Cayman) Ltd. 5.625% 20163	£205	324
		985,575

Real estate — 2.31%
PLD International Finance LLC 4.375% 2011	€7,700	10,315
ProLogis 7.625% 2014	$26,250	29,624
ProLogis 5.75% 2016	15,245	15,846
ProLogis 6.25% 2017	8,300	8,672
ProLogis 6.625% 2018	53,205	56,575
ProLogis 7.375% 2019	32,707	35,784
ProLogis 6.875% 2020	22,053	23,454
Kimco Realty Corp., Series C, 4.82% 2011	7,500	7,639
Kimco Realty Corp. 6.00% 2012	12,250	13,142
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,605	1,701
Kimco Realty Corp., Series C, 4.82% 2014	29,280	30,905
Kimco Realty Corp., Series C, 4.904% 2015	10,765	11,197
Kimco Realty Corp., Series C, 5.783% 2016	19,500	21,243
Kimco Realty Corp. 5.70% 2017	28,450	30,597
Kimco Realty Corp. 4.30% 2018	26,185	25,731
Kimco Realty Corp. 6.875% 2019	4,000	4,533
Westfield Group 5.40% 20124	18,400	19,514
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	16,250	17,282
Westfield Group 7.50% 20144	12,500	14,198
Westfield Group 5.75% 20154	32,000	34,702
Westfield Group 5.70% 20164	14,195	15,340
Westfield Group 7.125% 20184	23,135	26,652
Simon Property Group, LP 6.75% 2014	11,265	12,691
Simon Property Group, LP 4.20% 2015	4,160	4,354
Simon Property Group, LP 5.25% 2016	7,595	8,204
Simon Property Group, LP 6.10% 2016	5,765	6,470
Simon Property Group, LP 5.875% 2017	15,000	16,487
Simon Property Group, LP 6.125% 2018	24,075	27,100
Simon Property Group, LP 10.35% 2019	8,995	12,316
Hospitality Properties Trust 6.75% 2013	14,745	15,583
Hospitality Properties Trust 7.875% 2014	950	1,052
Hospitality Properties Trust 5.125% 2015	6,665	6,766
Hospitality Properties Trust 6.30% 2016	26,868	28,288
Hospitality Properties Trust 5.625% 2017	1,195	1,189
Hospitality Properties Trust 6.70% 2018	32,170	33,776
Realogy Corp., Term Loan DD, 3.286% 20133,5,7	26,185	24,686
Realogy Corp., Term Loan B, 3.286% 20133,5,7	10,771	10,154
Realogy Corp., Letter of Credit, 3.297% 20133,5,7	1,472	1,388
Realogy Corp., Second Lien Term Loan A, 13.50% 20175,7	7,825	8,593
ERP Operating LP 5.25% 2014	9,000	9,823
ERP Operating LP 6.584% 2015	13,040	14,874
ERP Operating LP 5.75% 2017	1,530	1,679
ERP Operating LP 7.125% 2017	5,000	5,825
ERP Operating LP 4.75% 2020	9,500	9,593
Developers Diversified Realty Corp. 5.375% 2012	4,635	4,771
Developers Diversified Realty Corp. 5.50% 2015	11,643	11,988
Developers Diversified Realty Corp. 9.625% 2016	11,620	13,804
Developers Diversified Realty Corp. 7.50% 2017	7,655	8,562
Developers Diversified Realty Corp. 7.875% 2020	1,000	1,122
Brandywine Operating Partnership, LP 5.75% 2012	27,110	28,081
Brandywine Operating Partnership, LP 5.40% 2014	3,000	3,100
Rouse Co. 7.20% 2012	12,475	13,130
Rouse Co. 5.375% 2013	7,250	7,313
Rouse Co. 6.75% 20134	3,750	3,905
UDR, Inc., Series A, 5.25% 2015	13,030	13,620
Boston Properties, Inc. 5.875% 2019	10,000	10,863
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	6,244
Host Marriott, LP, Series O, 6.375% 2015	2,000	2,040
Host Hotels & Resorts LP 9.00% 2017	1,800	2,007
		846,087

Diversified financials — 2.08%
Citigroup Inc. 4.587% 2015	74,215	77,455
Citigroup Inc. 4.75% 2015	40,000	41,925
Citigroup Inc. 6.125% 2017	24,500	26,887
Citigroup Inc. 5.375% 2020	1,500	1,561
JPMorgan Chase & Co., Series 2, 1.65% 2013	6,000	6,008
JPMorgan Chase & Co. 3.40% 2015	20,000	20,416
JPMorgan Chase & Co. 2.60% 2016	70,615	68,596
JPMorgan Chase & Co. 4.25% 2020	28,840	28,222
JPMorgan Chase & Co. 4.40% 2020	13,160	12,978
JPMorgan Chase & Co. 5.50% 2040	2,000	2,052
Countrywide Financial Corp., Series B, 5.80% 2012	18,000	18,944
Bank of America Corp. 3.70% 2015	16,500	16,375
Bank of America Corp. 0.549% 20163	1,500	1,332
Bank of America Corp. 5.75% 2017	7,845	8,175
Bank of America Corp. 5.65% 2018	19,405	19,857
Bank of America Corp. 5.625% 2020	2,500	2,553
Bank of America Corp. 5.875% 2021	66,810	69,253
Morgan Stanley 4.00% 2015	6,000	6,037
Morgan Stanley, Series F, 6.625% 2018	19,200	20,858
Morgan Stanley, Series F, 5.625% 2019	57,625	58,860
Goldman Sachs Group, Inc. 6.15% 2018	29,250	32,257
Goldman Sachs Group, Inc. 7.50% 2019	16,250	19,068
Goldman Sachs Group, Inc. 5.375% 2020	21,460	22,216
Goldman Sachs Group, Inc. 6.75% 2037	1,000	1,026
UBS AG 3.875% 2015	3,000	3,095
UBS AG 5.875% 2017	15,560	17,138
UBS AG 4.875% 2020	27,190	27,714
Lazard Group LLC 7.125% 2015	20,942	22,571
SLM Corp., Series A, 0.502% 20113	2,000	1,993
SLM Corp., Series A, 0.728% 20113	8,700	8,580
SLM Corp., Series A, 5.40% 2011	5,000	5,089
SLM Corp., Series A, 5.375% 2013	3,000	3,061
Bank of New York Mellon Corp., Series G, 2.50% 2016	16,000	15,834
Export-Import Bank of Korea 5.875% 2015	12,400	13,453
Northern Trust Corp. 4.625% 2014	8,475	9,170
Northern Trust Corp. 5.85% 20174	3,750	4,201
Capital One Financial Corp. 5.50% 2015	1,500	1,609
Capital One Financial Corp. 6.15% 2016	10,000	10,839
Capital One Capital IV 6.745% 20373	695	693
Development Bank of Kazakhstan 5.50% 20154	7,310	7,401
NASDAQ OMX Group, Inc. 5.25% 2018	6,525	6,592
Lehman Brothers Holdings Inc., Series G, 4.80% 20148	10,000	2,363
Lehman Brothers Holdings Inc., Series I, 6.875% 20188	15,000	3,788
ING Bank NV 5.50% 2012	€3,750	5,154
Charles Schwab Corp., Series A, 6.375% 2017	$4,000	4,520
International Lease Finance Corp., Series Q, 5.45% 2011	2,000	2,015
International Lease Finance Corp., Series Q, 5.75% 2011	370	374
International Lease Finance Corp. 5.00% 2012	390	394
American Express Co. 6.15% 2017	1,650	1,863
		762,415

Insurance — 1.51%
Liberty Mutual Group Inc. 5.75% 20144	10,435	10,861
Liberty Mutual Group Inc. 6.70% 20164	6,250	6,732
Liberty Mutual Group Inc. 6.50% 20354	43,810	38,924
Liberty Mutual Group Inc. 7.50% 20364	33,110	33,013
PRICOA Global Funding I 5.30% 20134	2,500	2,737
Prudential Holdings, LLC, Series C, 8.695% 20234,5	56,185	67,079
ACE INA Holdings Inc. 5.875% 2014	17,445	19,575
ACE INA Holdings Inc. 2.60% 2015	24,990	24,630
ACE INA Holdings Inc. 5.70% 2017	3,500	3,843
ACE INA Holdings Inc. 5.80% 2018	1,000	1,107
ACE Capital Trust II 9.70% 2030	12,423	15,382
CNA Financial Corp. 5.85% 2014	11,500	12,144
CNA Financial Corp. 6.50% 2016	10,000	10,722
CNA Financial Corp. 7.35% 2019	4,270	4,691
CNA Financial Corp. 7.25% 2023	24,145	25,098
Monumental Global Funding 5.50% 20134	16,370	17,527
Monumental Global Funding III 5.25% 20144	21,500	22,875
AEGON NV 6.125% 2031	£1,730	2,526
MetLife Global Funding I 5.125% 20134	$18,310	19,725
MetLife Global Funding I 2.50% 20154	19,500	19,238
AXA SA 8.60% 2030	2,315	2,601
AXA SA 6.463% (undated)3,4	40,000	36,100
New York Life Global Funding 5.25% 20124	15,300	16,468
New York Life Global Funding 4.65% 20134	9,370	10,082
Principal Life Insurance Co. 5.30% 2013	18,150	19,652
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	17,500	19,067
UnumProvident Finance Co. PLC 6.85% 20154	2,839	3,153
Unum Group 7.125% 2016	6,500	7,310
Unum Group 5.625% 2020	4,950	4,978
RSA Insurance Group PLC 9.375% 20393	£3,765	6,896
RSA Insurance Group PLC 8.50% (undated)3	2,429	3,872
Jackson National Life Global 5.375% 20134	$10,000	10,733
Lincoln National Corp. 5.65% 2012	10,000	10,641
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	10,000	10,364
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 20114	10,000	10,079
Nationwide Financial Services, Inc. 6.75% 20673	10,000	9,240
Berkshire Hathaway Inc. 3.20% 2015	5,000	5,164
Munich Re Finance BV 6.75% 20233	€3,550	4,981
TIAA Global Markets 4.95% 20134	$3,000	3,254
Chubb Corp. 6.375% 20673	1,000	1,047
Loews Corp. 6.00% 2035	225	220
		554,331

Automobiles & components — 0.05%
Toyota Motor Credit Corp. 1.375% 2013	16,500	16,578
Ford Motor Credit Co. 7.25% 2011	2,000	2,068
Ford Motor Credit Co. 7.375% 2011	300	301
		18,947

CONSUMER DISCRETIONARY — 3.49%
Media — 2.09%
Comcast Corp. 5.50% 2011	$10,301	$10,402
Comcast Cable Communications, Inc. 6.75% 2011	520	522
Tele-Communications, Inc. 9.80% 2012	17,500	19,053
Comcast Corp. 5.85% 2015	1,625	1,829
Comcast Corp. 5.90% 2016	1,400	1,569
Comcast Corp. 6.30% 2017	13,410	15,376
Comcast Corp. 5.875% 2018	37,820	42,051
Comcast Corp. 6.45% 2037	8,500	9,112
Comcast Corp. 6.95% 2037	15,520	17,611
Comcast Corp. 6.55% 2039	1,000	1,091
Comcast Corp. 6.40% 2040	20,100	21,618
Time Warner Cable Inc. 6.20% 2013	12,700	14,113
Time Warner Cable Inc. 7.50% 2014	15,675	17,989
Time Warner Cable Inc. 8.25% 2014	3,250	3,775
Time Warner Cable Inc. 6.75% 2018	48,140	56,200
Time Warner Cable Inc. 8.25% 2019	7,215	8,976
Time Warner Cable Inc. 4.125% 2021	15,000	14,302
Time Warner Cable Inc. 6.75% 2039	6,800	7,535
NBC Universal, Inc. 2.10% 20144	16,000	15,965
NBC Universal, Inc. 3.65% 20154	2,625	2,695
NBC Universal, Inc. 2.875% 20164	17,000	16,628
NBC Universal, Inc. 5.15% 20204	16,000	16,617
NBC Universal, Inc. 4.375% 20214	28,640	27,855
NBC Universal, Inc. 6.40% 20404	6,600	7,033
NBC Universal, Inc. 5.95% 20414	8,600	8,629
News America Holdings Inc. 8.00% 2016	1,000	1,231
News America Holdings Inc. 8.25% 2018	2,000	2,513
News America Inc. 6.90% 2019	30,750	36,900
News America Inc. 6.15% 2037	300	314
News America Inc. 6.65% 2037	38,900	43,227
Time Warner Inc. 5.875% 2016	30,670	34,661
Time Warner Companies, Inc. 7.25% 2017	1,600	1,912
Time Warner Companies, Inc. 7.57% 2024	12,340	14,986
AOL Time Warner Inc. 7.625% 2031	2,580	3,145
Time Warner Inc. 6.50% 2036	16,660	18,268
Time Warner Inc. 6.20% 2040	9,450	10,081
Thomson Reuters Corp. 6.50% 2018	47,225	55,141
Univision Communications Inc. 12.00% 20144	3,500	3,850
Univision Communications Inc. 10.50% 20153,4,9	19,265	20,232
Univision Communications Inc., Term Loan, 4.511% 20173,5,7	21,171	20,176
Univision Communications Inc. 8.50% 20214	495	504
Cox Communications, Inc. 7.125% 2012	7,000	7,680
Cox Communications, Inc. 5.45% 2014	17,045	18,781
Cox Communications, Inc. 9.375% 20194	7,225	9,464
Virgin Media Finance PLC, Series 1, 9.50% 2016	7,000	7,945
Virgin Media Finance PLC 8.375% 20194	8,050	8,835
Warner Music Group 7.375% 2014	2,100	2,027
Warner Music Group 9.50% 2016	7,175	7,731
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	9,000	9,225
Charter Communications, Inc. 13.50% 2016	7,334	8,782
Grupo Televisa, SAB 6.625% 2040	7,700	8,377
AMC Entertainment Inc. 8.75% 2019	7,775	8,339
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	6,500	7,150
Radio One, Inc. 15.00% 20163,4,9	7,046	6,909
Regal Entertainment Group 9.125% 2018	4,000	4,280
Regal Cinemas Corp. 8.625% 2019	2,000	2,130
Ziggo Bond Co. BV 8.00% 2018	€4,000	5,532
Nara Cable Funding Ltd. 8.875% 2018	3,250	4,196
UPC Holding BV 9.875% 20184	$3,500	3,850
Cinemark USA, Inc., Term Loan, 3.52% 20163,5,7	407	410
Cinemark USA, Inc. 8.625% 2019	2,000	2,175
Walt Disney Co. 5.625% 2016	2,000	2,306
UPC Germany GmbH 9.625% 2019	€1,250	1,842
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	$1,300	1,326
American Media, Inc. 13.50% 20184,6	1,316	1,284
		766,263

Retailing — 0.66%
Staples, Inc. 7.75% 2011	14,150	14,379
Staples, Inc. 9.75% 2014	30,627	37,140
Nordstrom, Inc. 6.75% 2014	25,860	29,331
Macy’s Retail Holdings, Inc. 8.375% 20153	21,770	25,580
Neiman Marcus Group, Inc. 9.00% 20153,9	14,867	15,648
Neiman Marcus Group, Inc. 10.375% 2015	4,325	4,590
Michaels Stores, Inc., Term Loan B1, 2.563% 20133,5,7	2,009	1,958
Michaels Stores, Inc. 0%/13.00% 201610	7,235	7,199
Michaels Stores, Inc., Term Loan B2, 4.813% 20163,5,7	681	682
Michaels Stores, Inc. 11.375% 2016	3,000	3,285
Michaels Stores, Inc. 7.75% 20184	6,500	6,516
Home Depot, Inc. 3.95% 2020	8,000	7,814
Home Depot, Inc. 5.875% 2036	6,000	6,262
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20163,5,7	4,339	4,387
Toys “R” Us Property Co. II, LLC 8.50% 2017	6,275	6,777
Toys “R” Us Property Co. I, LLC 10.75% 2017	650	744
Marks and Spencer Group PLC 6.25% 20174	8,500	9,052
Marks and Spencer Group PLC 7.125% 20374	850	850
Kohl’s Corp. 6.25% 2017	2,000	2,311
Kohl’s Corp. 6.00% 2033	3,878	3,966
Kohl’s Corp. 6.875% 2037	2,787	3,224
Bon-Ton Department Stores, Inc. 10.25% 2014	8,050	8,251
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	6,550	6,910
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	1,050	1,163
Dollar General Corp., Term Loan B2, 3.01% 20143,5,7	854	855
Dollar General Corp. 10.625% 2015	3,042	3,323
Dollar General Corp. 11.875% 20173,9	3,244	3,779
Edcon (Proprietary) Ltd. 4.276% 20143	€6,000	6,815
Edcon (Proprietary) Ltd. 4.276% 20143	500	568
Lowe’s Companies, Inc. 3.75% 2021	$4,000	3,875
Lowe’s Companies, Inc. 5.80% 2040	1,790	1,901
J.C. Penney Co., Inc. 7.65% 2016	1,000	1,093
J.C. Penney Co., Inc. 5.75% 2018	3,523	3,488
Burlington Coat Factory Warehouse Corp. 11.125% 2014	4,000	4,150
PETCO Animal Supplies, Inc. 9.25% 20184	2,050	2,171
Limited Brands, Inc. 7.60% 2037	1,000	985
		241,022

Automobiles & components — 0.34%
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	7,505	7,756
DaimlerChrysler North America Holding Corp. 5.875% 2011	8,400	8,486
DaimlerChrysler North America Holding Corp. 7.75% 2011	14,930	14,964
DaimlerChrysler North America Holding Corp. 6.50% 2013	18,775	21,269
DaimlerChrysler North America Holding Corp. 8.50% 2031	10,750	14,404
Allison Transmission Holdings, Inc., Term Loan B, 3.02% 20143,5,7	2,493	2,446
Allison Transmission Holdings, Inc. 11.00% 20154	18,670	20,444
Allison Transmission Holdings, Inc. 11.25% 20153,4,9	12,402	13,580
Volkswagen International Finance NV 4.00% 20204	13,650	13,459
Tower Automotive Holdings 10.625% 20174	7,986	8,625
		125,433

Consumer services — 0.29%
MGM Resorts International 6.75% 2012	9,235	9,235
MGM Resorts International 6.75% 2013	4,375	4,371
MGM Resorts International 13.00% 2013	3,825	4,542
MGM Resorts International 5.875% 2014	3,425	3,177
MGM Resorts International 10.375% 2014	925	1,043
MGM Resorts International 6.625% 2015	2,600	2,395
MGM Resorts International 11.125% 2017	4,375	5,053
MGM Resorts International 9.00% 20204	2,900	3,205
Seminole Tribe of Florida 5.798% 20134,5	6,390	6,434
Seminole Tribe of Florida 7.804% 20204,5	8,325	8,121
Marriott International, Inc., Series I, 6.375% 2017	12,750	14,276
Boyd Gaming Corp. 6.75% 2014	6,450	6,369
Boyd Gaming Corp. 7.125% 2016	4,000	3,610
Boyd Gaming Corp. 9.125% 20184	1,500	1,489
Mohegan Tribal Gaming Authority 8.00% 2012	6,375	5,355
Mohegan Tribal Gaming Authority 7.125% 2014	6,750	4,286
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	7,525	7,271
Royal Caribbean Cruises Ltd. 11.875% 2015	3,900	4,836
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	3,000	3,263
Seneca Gaming Corp. 8.25% 20184	2,775	2,796
Education Management LLC and Education Management Finance Corp. 8.75% 2014	1,850	1,905
NCL Corp Ltd 9.50% 20184	1,525	1,578
		104,610

Consumer durables & apparel — 0.11%
Fortune Brands, Inc. 6.375% 2014	20,000	21,692
Hanesbrands Inc., Series B, 3.831% 20143	11,105	11,091
Hanesbrands Inc. 8.00% 2016	3,100	3,341
Jarden Corp. 8.00% 2016	3,020	3,303
		39,427

ENERGY — 3.12%
Kinder Morgan Energy Partners LP 6.75% 2011	3,500	3,539
Kinder Morgan Energy Partners LP 5.00% 2013	11,571	12,580
Kinder Morgan Energy Partners LP 5.125% 2014	27,552	29,919
Kinder Morgan Energy Partners LP 5.625% 2015	14,100	15,489
Kinder Morgan Energy Partners LP 6.00% 2017	22,375	24,735
Kinder Morgan Energy Partners LP 9.00% 2019	4,395	5,543
Kinder Morgan Energy Partners LP 5.30% 2020	5,000	5,201
Kinder Morgan Energy Partners LP 6.85% 2020	47,435	54,444
Kinder Morgan Energy Partners LP 6.55% 2040	4,000	4,219
Enbridge Energy Partners, LP, Series B, 6.50% 2018	28,120	32,179
Enbridge Energy Partners, LP 9.875% 2019	27,505	36,223
Enbridge Energy Partners, LP 5.20% 2020	20,690	21,725
Enbridge Energy Partners, LP, Series B, 7.50% 2038	28,950	34,848
Enbridge Energy Partners, LP 8.05% 20773	3,880	4,117
Gazprom OJSC 5.092% 20154	28,225	29,072
Gazprom OJSC, Series 13, 6.605% 2018	€5,200	7,409
Gazprom OJSC 9.25% 2019	$18,900	23,319
Gazprom OJSC 6.51% 20224	14,500	14,863
Gazprom OJSC, Series 9, 6.51% 2022	3,500	3,588
Gazprom OJSC, Series 2, 8.625% 20344	2,050	2,470
Gazprom OJSC 7.288% 20374	4,500	4,703
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	5,725	5,894
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	17,500	18,102
Transcontinental Gas Pipe Line Corp. 6.40% 2016	5,000	5,756
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	1,300	1,513
Williams Partners L.P. 4.125% 2020	10,000	9,491
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	19,230	19,970
Williams Partners L.P. and Williams Partners Finance Corp. 6.30% 2040	9,250	9,661
Rockies Express Pipeline LLC 6.25% 20134	8,500	9,185
Rockies Express Pipeline LLC 6.85% 20184	56,700	60,551
StatoilHydro ASA 2.90% 2014	15,360	15,897
StatoilHydro ASA 3.875% 2014	7,000	7,443
StatoilHydro ASA 5.125% 20144	3,070	3,384
Statoil ASA 3.125% 2017	26,500	26,280
StatoilHydro ASA 5.25% 2019	13,080	14,594
Shell International Finance BV 1.30% 2011	17,125	17,239
Shell International Finance BV 1.875% 2013	16,500	16,758
Shell International Finance BV 4.00% 2014	2,120	2,258
Shell International Finance BV 3.10% 2015	10,000	10,280
Shell International Finance BV 4.30% 2019	7,875	8,225
TransCanada PipeLines Ltd. 3.40% 2015	4,865	5,060
TransCanada PipeLines Ltd. 6.50% 2018	7,500	8,866
TransCanada PipeLines Ltd. 7.125% 2019	7,540	9,244
TransCanada PipeLines Ltd. 6.10% 2040	1,500	1,657
TransCanada PipeLines Ltd. 6.35% 20673	25,895	25,603
Husky Energy Inc. 6.25% 2012	1,760	1,885
Husky Energy Inc. 5.90% 2014	3,250	3,575
Husky Energy Inc. 6.20% 2017	16,415	18,297
Husky Energy Inc. 7.25% 2019	17,830	21,207
Husky Energy Inc. 6.80% 2037	4,750	5,262
Enbridge Inc. 5.80% 2014	9,200	10,242
Enbridge Inc. 4.90% 2015	3,250	3,542
Enbridge Inc. 5.60% 2017	28,980	32,660
Chevron Corp. 3.95% 2014	3,200	3,419
Chevron Corp. 4.95% 2019	28,830	32,371
Devon Energy Corp. 5.625% 2014	7,750	8,571
Devon Energy Corp. 6.30% 2019	11,990	14,133
Devon Financing Corp. ULC 7.875% 2031	9,600	12,694
Ras Laffan Liquefied Natural Gas III 5.50% 2014	5,000	5,410
Ras Laffan Liquefied Natural Gas III 5.50% 20144	330	357
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20145	700	776
Ras Laffan Liquefied Natural Gas III 5.832% 20165	1,784	1,925
Ras Laffan Liquefied Natural Gas III 6.75% 20194	2,500	2,912
Ras Laffan Liquefied Natural Gas II 5.298% 20204,5	20,639	21,816
Ras Laffan Liquefied Natural Gas III 6.332% 20275	2,000	2,117
Total Capital SA 3.00% 2015	19,250	19,674
Total Capital SA 3.125% 2015	6,850	7,028
Total Capital SA 4.45% 2020	3,500	3,635
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 20175	11,700	14,112
Pemex Project Funding Master Trust 5.75% 2018	3,150	3,384
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	11,750	12,014
Petrobras International 5.75% 2020	13,500	14,075
Petrobras International 6.875% 2040	14,010	14,786
Enterprise Products Operating LP 7.50% 2011	5,000	5,022
Enterprise Products Operating LLC 5.65% 2013	17,850	19,231
Enterprise Products Operating LLC 7.00% 20673	1,770	1,752
Apache Corp. 6.00% 2013	2,420	2,719
Apache Corp. 5.625% 2017	7,200	8,222
Apache Corp. 6.90% 2018	7,145	8,737
Apache Corp. 5.10% 2040	3,750	3,657
Reliance Holdings Ltd. 4.50% 20204	8,750	8,365
Reliance Holdings Ltd. 6.25% 20404	14,250	14,296
BG Energy Capital PLC 2.50% 20154	22,120	21,941
Petroplus Finance Ltd. 6.75% 20144	6,500	6,013
Petroplus Finance Ltd. 7.00% 20174	11,675	10,391
Petroplus Finance Ltd. 9.375% 20194	3,650	3,395
Williams Companies, Inc. 7.875% 2021	8,102	9,581
Williams Companies, Inc. 8.75% 2032	3,557	4,363
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20214,5	11,085	11,584
Noble Energy, Inc. 8.25% 2019	6,750	8,448
Cenovus Energy Inc. 4.50% 2014	6,000	6,435
Qatar Petroleum 5.579% 20114,5	2,613	2,663
General Maritime Corp. 12.00% 2017	2,650	2,570
PETRONAS Capital Ltd. 7.00% 20124	2,250	2,421
Energy Transfer Partners, LP 7.50% 2020	2,200	2,277
Overseas Shipholding Group, Inc. 8.125% 2018	1,650	1,662
Teekay Corp. 8.50% 2020	725	793
		1,141,513

INDUSTRIALS — 2.91%
Transportation — 1.43%
Continental Airlines, Inc. 8.75% 2011	300	310
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 20125	14,435	14,624
United Air Lines, Inc., Term Loan B, 2.313% 20143,5,7	4,484	4,343
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 0.65% 20153,5	1,044	990
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20165	22,131	23,168
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20175	146	146
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20185	1,109	1,109
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20185	192	191
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20195	15,774	16,494
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20195	34,007	36,239
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20195	353	359
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20205	12,542	13,341
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20205	10,213	10,188
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 20215	277	300
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20214,5	851	817
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20215	3,163	3,183
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20225	10,899	11,607
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20225	3,929	3,959
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20225	12,661	14,172
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20225	10,457	11,863
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20225	1,031	1,049
Northwest Airlines, Inc., Term Loan B, 3.81% 20133,5,7	2,062	1,969
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 20135	10,000	10,388
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20145	8,040	8,362
Northwest Airlines, Inc., Term Loan A, 2.06% 20183,5,7	60,043	53,438
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20245	4,484	4,596
Union Pacific Corp. 5.125% 2014	8,430	9,139
Union Pacific Corp. 5.75% 2017	22,965	25,822
Union Pacific Corp. 5.70% 2018	4,000	4,497
Union Pacific Corp. 4.00% 2021	14,500	14,322
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 20225	6,391	7,264
Union Pacific Corp. 6.15% 2037	10,930	11,951
Burlington Northern Santa Fe Corp. 4.30% 2013	2,640	2,827
Burlington Northern Santa Fe Corp. 7.00% 2014	5,125	5,861
Burlington Northern Santa Fe Corp. 5.65% 2017	12,500	13,950
Burlington Northern Santa Fe Corp. 5.75% 2018	10,035	11,324
Burlington Northern Santa Fe Corp. 4.70% 2019	9,800	10,261
Burlington Northern Santa Fe Corp. 3.60% 2020	7,500	7,195
Burlington Northern Santa Fe Corp. 6.15% 2037	4,500	4,855
AMR Corp., Series B, 10.45% 2011	150	152
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 20125	1,750	1,774
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 20125	1,915	1,925
American Airlines, Inc., Series 2001-2, Class B, 8.608% 20125	9,015	9,128
AMR Corp. 9.00% 2012	1,300	1,319
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20135	34,650	35,819
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20195	481	464
Norfolk Southern Corp. 6.75% 2011	991	997
Norfolk Southern Corp. 5.75% 2016	6,740	7,582
Norfolk Southern Corp. 5.75% 2018	5,000	5,655
Norfolk Southern Corp. 5.90% 2019	11,250	12,759
Norfolk Southern Corp. 7.05% 2037	3,400	4,076
CSX Corp. 5.75% 2013	8,385	9,147
CSX Corp. 7.375% 2019	15,000	18,122
CEVA Group PLC, Bridge Loan, 9.75% 20153,5,6,7	1,500	1,327
CEVA Group PLC 11.625% 20164	4,890	5,391
CEVA Group PLC 8.375% 20174	15,975	16,215
CEVA Group PLC 11.50% 20184	1,650	1,790
Kansas City Southern Railway Co. 13.00% 2013	2,190	2,617
Kansas City Southern Railway Co. 8.00% 2015	4,250	4,590
RailAmerica, Inc. 9.25% 2017	3,200	3,532
Navios Maritime Acquisition Corp. 8.625% 20174	2,950	3,031
Canadian National Railway Co. 6.375% 2037	1,000	1,157
		525,042

Capital goods — 1.33%
Volvo Treasury AB 5.95% 20154	60,603	65,888
Volvo Treasury AB 5.00% 2017	€3,115	4,387
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20114,5	$11,587	11,946
BAE Systems 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20134,5	25,450	27,526
BAE Systems Holdings Inc. 4.95% 20144	14,290	15,332
Nortek, Inc. 11.00% 2013	30,400	32,528
Nortek Inc. 10.00% 20184	6,550	6,796
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.203% 20143,5,7	3,957	3,480
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.303% 20143,5,7	36,236	31,870
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20143,5,7	1,237	1,240
Hawker Beechcraft Acquisition Co., LLC 8.875% 20153,9	1,568	1,196
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	170	97
Northrop Grumman Systems Corp. 7.125% 2011	8,000	8,056
Northrop Grumman Corp. 3.70% 2014	9,500	9,985
Northrop Grumman Corp. 5.05% 2019	17,180	18,381
General Electric Capital Corp., Series A, 2.25% 2015	21,500	20,693
General Electric Capital Corp., Series A, 6.00% 2019	10,000	11,145
Hutchison Whampoa International Ltd. 7.00% 20114	23,300	23,467
Hutchison Whampoa International Ltd. 6.50% 20134	7,200	7,871
US Investigations Services, Inc., Term Loan B, 3.054% 20153,5,7	3,628	3,458
US Investigations Services, Inc., Term Loan B, 7.75% 20153,5,7	5,846	5,919
US Investigations Services, Inc. 10.50% 20154	9,200	9,487
US Investigations Services, Inc. 11.75% 20164	6,155	6,317
Lockheed Martin Corp. 4.121% 2013	6,000	6,380
Lockheed Martin Corp. 4.25% 2019	17,940	18,273
Raytheon Co. 6.40% 2018	9,500	11,130
Raytheon Co. 6.75% 2018	4,030	4,751
Raytheon Co. 4.40% 2020	7,895	8,088
United Technologies Corp. 4.50% 2020	14,430	15,176
United Technologies Corp. 5.70% 2040	5,000	5,471
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 4.04% 20143,5,7	302	298
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 4.04% 20143,5,7	292	288
DAE Aviation Holdings, Inc. 11.25% 20154	13,285	13,816
Ashtead Group PLC 8.625% 20154	4,675	4,868
Ashtead Capital, Inc. 9.00% 20164	7,450	7,804
Associated Materials, LLC 9.125% 20174	12,040	12,612
Ply Gem Industries, Inc. 11.75% 2013	11,600	12,470
Honeywell International Inc. 5.00% 2019	8,725	9,561
TransDigm Inc. 7.75% 20184	5,500	5,720
Atlas Copco AB 5.60% 20174	4,525	4,882
Esterline Technologies Corp. 6.625% 2017	2,400	2,436
Esterline Technologies Corp. 7.00% 20204	1,440	1,490
Sequa Corp., Term Loan B, 3.54% 20143,5,7	3,374	3,264
John Deere Capital Corp., Series D, 4.50% 2013	2,000	2,140
Manitowoc Company, Inc. 8.50% 2020	2,000	2,135
RBS Global, Inc. and Rexnord LLC 11.75% 2016	200	215
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,650	1,761
H&E Equipment Services, Inc. 8.375% 2016	1,750	1,794
Roofing Supply Group 8.625% 20174	800	828
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	400	422
		485,138

Commercial & professional services — 0.15%
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	1,650	1,918
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 201610	34,775	36,688
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	475	551
ARAMARK Corp., Letter of Credit, 2.136% 20143,5,7	18	18
ARAMARK Corp., Term Loan B, 2.178% 20143,5,7	227	225
ARAMARK Corp. 3.787% 20153	3,450	3,390
ARAMARK Corp. 8.50% 2015	9,450	9,922
ARAMARK Corp., Letter of Credit, 3.361% 20163,5,7	33	33
ARAMARK Corp., Term Loan B, 3.553% 20163,5,7	502	504
		53,249

UTILITIES — 2.63%
Energy East Corp. 6.75% 2012	7,155	7,648
Iberdrola Finance Ireland 3.80% 20144	32,460	32,342
Scottish Power PLC 5.375% 2015	31,415	33,370
Iberdrola Finance Ireland 5.00% 20194	11,500	11,047
Jersey Central Power & Light Co. 5.625% 2016	1,310	1,444
Ohio Edison Co. 6.40% 2016	12,440	14,201
Jersey Central Power & Light Co. 5.65% 2017	3,000	3,283
Pennsylvania Electric Co. 6.05% 2017	5,165	5,597
Jersey Central Power & Light Co. 4.80% 2018	11,025	11,212
Cleveland Electric Illuminating Co. 8.875% 2018	24,600	31,324
Toledo Edison Co. 7.25% 2020	10,000	11,841
Toledo Edison Co. 6.15% 2037	3,815	3,954
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	21,750	23,828
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	41,425	57,225
MidAmerican Energy Holdings Co. 5.875% 2012	15,000	16,191
PacifiCorp, First Mortgage Bonds, 5.45% 2013	2,875	3,152
MidAmerican Energy Co. 4.65% 2014	5,000	5,408
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	225	242
MidAmerican Energy Co. 5.95% 2017	3,000	3,430
MidAmerican Energy Co. 5.30% 2018	5,000	5,558
MidAmerican Energy Holdings Co. 5.75% 2018	37,700	42,546
E.ON International Finance BV 5.80% 20184	62,950	71,234
Niagara Mohawk Power 3.553% 20144	15,690	16,318
National Grid PLC 6.30% 2016	37,605	42,982
National Grid Co. PLC 5.875% 2024	£170	287
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	$2,500	2,813
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	5,000	5,475
Consumers Energy Co. 5.65% 2018	6,925	7,808
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	30,575	35,125
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	2,380	2,842
Veolia Environnement 5.25% 2013	18,235	19,710
Veolia Environnement 6.00% 2018	11,445	12,838
Veolia Environnement 6.125% 2033	€12,275	17,960
Israel Electric Corp. Ltd. 7.25% 20194	$24,800	27,335
Israel Electric Corp. 7.25% 2019	8,125	8,956
Israel Electric Corp. Ltd. 8.10% 20964	6,250	6,468
Enel Finance International SA 3.875% 20144	32,990	33,576
ENEL SpA 5.625% 2027	€5,760	7,880
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	$6,500	7,180
Public Service Co. of Colorado 5.80% 2018	6,300	7,199
Public Service Co. of Colorado 5.125% 2019	4,350	4,752
Public Service Co. of Colorado 3.20% 2020	14,945	14,121
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013	5,000	5,488
Progress Energy, Inc. 6.05% 2014	2,100	2,334
Progress Energy, Inc. 7.05% 2019	15,175	18,033
Ohio Power Co., Series H, 4.85% 2014	5,965	6,325
Ohio Power Co., Series K, 6.00% 2016	15,000	16,906
Ohio Power Co., Series G, 6.60% 2033	1,500	1,673
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	4,275	4,664
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,550	2,846
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,000	1,124
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,025	11,633
Teco Finance, Inc. 6.75% 2015	15,546	17,585
Teco Finance, Inc. 5.15% 2020	1,700	1,766
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20174	12,000	12,667
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	2,700	2,850
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 20364	2,000	1,997
Union Electric Co. 4.65% 2013	3,000	3,209
Ameren Corp. 8.875% 2014	7,000	7,882
Union Electric Co. 5.40% 2016	5,750	6,336
Edison Mission Energy 7.75% 2016	2,025	1,752
Midwest Generation, LLC, Series B, 8.56% 20165	13,037	13,200
Homer City Funding LLC 8.734% 20265	1,868	1,728
Intergen Power 9.00% 20174	15,450	16,454
AES Corp. 7.75% 2015	11,575	12,414
AES Corp. 8.00% 2020	3,350	3,568
PSEG Power LLC 7.75% 2011	10,000	10,195
Public Service Electric and Gas Co., Series E, 5.30% 2018	4,990	5,590
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.764% 20143,5,7	14,951	11,595
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	3,005	1,698
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	1,820	1,037
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	11,511
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	9,000	9,389
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,609
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,543
SP PowerAssets Ltd. 5.00% 20134	8,000	8,689
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 20285	6,750	7,485
PG&E Corp. 5.75% 2014	2,000	2,191
Pacific Gas and Electric Co. 8.25% 2018	4,000	5,205
Kern River Funding Corp. 4.893% 20184,5	6,729	6,954
NRG Energy, Inc. 7.25% 2014	2,900	2,965
NRG Energy, Inc. 7.375% 2016	2,800	2,877
Colbun SA 6.00% 20204	5,400	5,636
Korea East-West Power Co., Ltd. 4.875% 20114	5,000	5,038
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20184,5	2,414	2,561
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	1,700	1,944
		963,848

HEALTH CARE — 2.45%
Pharmaceuticals, biotechnology & life sciences — 1.42%
Roche Holdings Inc. 5.00% 20144	25,000	27,397
Roche Holdings Inc. 6.00% 20194	42,930	49,935
Roche Holdings Inc. 7.00% 20394	31,060	39,412
Pfizer Inc 4.45% 2012	11,040	11,523
Pfizer Inc 5.35% 2015	5,125	5,767
Pfizer Inc 6.20% 2019	39,900	46,814
Pfizer Inc 7.20% 2039	3,000	3,896
GlaxoSmithKline Capital Inc. 4.85% 2013	20,000	21,728
GlaxoSmithKline Capital Inc. 5.65% 2018	19,000	21,758
GlaxoSmithKline Capital Inc. 6.375% 2038	15,000	17,791
Schering-Plough Corp. 5.30% 20133	6,000	6,669
Schering-Plough Corp. 5.375% 2014	€6,395	9,410
Merck & Co., Inc. 4.00% 2015	$3,000	3,222
Schering-Plough Corp. 6.00% 2017	23,740	27,781
Merck & Co., Inc. 5.85% 2039	10,500	11,804
Biogen Idec Inc. 6.00% 2013	30,050	32,474
Biogen Idec Inc. 6.875% 2018	20,000	22,580
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	16,400	16,728
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	31,720	32,037
Elan Finance PLC and Elan Finance Corp. 8.75% 20164	1,500	1,511
Novartis Capital Corp. 1.90% 2013	15,000	15,248
Novartis Capital Corp. 4.125% 2014	11,025	11,774
Novartis Capital Corp. 2.90% 2015	7,750	7,970
Novartis Securities Investment Ltd. 5.125% 2019	4,530	5,019
Hospira, Inc. 6.05% 2017	26,473	29,697
Abbott Laboratories 2.70% 2015	11,500	11,737
Abbott Laboratories 5.125% 2019	10,000	11,029
AstraZeneca PLC 5.40% 2012	12,000	12,946
Quintiles Transnational 9.50% 20143,4,9	1,980	2,035
Patheon Inc. 8.625% 20174	2,010	2,015
Endo Pharmaceuticals Holdings Inc. 7.00% 20204	1,100	1,128
		520,835

Health care equipment & services — 1.03%
Cardinal Health, Inc. 5.50% 2013	$12,535	$13,586
Cardinal Health, Inc. 4.00% 2015	12,490	12,950
Cardinal Health, Inc. 4.625% 2020	6,020	6,018
Allegiance Corp. 7.00% 2026	9,635	10,822
UnitedHealth Group Inc. 5.25% 2011	2,463	2,484
UnitedHealth Group Inc. 6.00% 2017	26,892	30,031
UnitedHealth Group Inc. 3.875% 2020	7,100	6,787
UnitedHealth Group Inc. 5.70% 2040	1,250	1,249
Express Scripts Inc. 5.25% 2012	6,320	6,673
Express Scripts Inc. 6.25% 2014	28,133	31,476
HCA Inc. 9.125% 2014	295	310
HCA Inc. 9.25% 2016	530	567
HCA Inc. 9.625% 20163,9	557	598
HCA Inc. 7.75% 20214	31,475	31,554
Boston Scientific Corp. 6.25% 2015	14,265	15,148
Boston Scientific Corp. 5.125% 2017	4,265	4,262
Boston Scientific Corp. 6.00% 2020	8,000	8,354
Boston Scientific Corp. 7.375% 2040	400	438
VWR Funding, Inc., Series B, 10.25% 20153,9	25,784	27,202
Coventry Health Care, Inc. 6.30% 2014	13,395	14,156
Coventry Health Care, Inc. 5.95% 2017	11,440	11,646
PTS Acquisition Corp. 9.50% 20153,9	22,716	23,057
Aetna Inc. 5.75% 2011	17,500	17,890
Aetna Inc. 3.95% 2020	5,000	4,815
Medco Health Solutions, Inc. 2.75% 2015	19,150	19,020
Tenet Healthcare Corp. 7.375% 2013	8,195	8,441
Tenet Healthcare Corp. 9.25% 2015	6,770	7,244
Surgical Care Affiliates, Inc. 8.875% 20153,4,9	3,927	4,006
Surgical Care Affiliates, Inc. 10.00% 20174	6,845	6,982
Bausch & Lomb Inc. 9.875% 2015	9,625	10,347
Multiplan Inc. 9.875% 20184	9,500	10,117
WellPoint, Inc. 5.00% 2011	1,000	1,001
WellPoint, Inc. 4.35% 2020	4,000	3,976
WellPoint, Inc. 5.80% 2040	3,000	3,066
ConvaTec Healthcare 10.50% 20184	7,285	7,421
Symbion Inc. 11.75% 20153,9	8,383	6,939
HealthSouth Corp. 10.75% 2016	4,625	5,006
Merge Healthcare Inc 11.75% 2015	1,225	1,311
		376,950

TELECOMMUNICATION SERVICES — 2.15%
Olivetti Finance NV 7.25% 2012	€8,830	12,567
Telecom Italia Capital SA 5.25% 2015	$57,692	59,130
Telecom Italia Capital SA 6.999% 2018	31,400	33,295
Telecom Italia Capital SA 7.175% 2019	31,500	33,757
Telecom Italia Capital SA 6.375% 2033	2,833	2,438
Telecom Italia SpA 7.75% 2033	€9,635	13,758
Telecom Italia Capital SA 7.721% 2038	$5,917	5,880
Verizon Communications Inc. 3.75% 2011	47,625	48,213
ALLTEL Corp. 7.00% 2012	13,299	14,435
Verizon Global Funding Corp. 7.375% 2012	7,500	8,284
Verizon Communications Inc. 5.55% 2014	4,710	5,197
Verizon Communications Inc. 8.50% 2018	16,000	20,969
Verizon Communications Inc. 8.75% 2018	26,000	34,002
SBC Communications Inc. 5.875% 2012	12,587	13,567
AT&T Wireless Services, Inc. 8.125% 2012	12,630	13,801
AT&T Inc. 4.95% 2013	20,950	22,467
SBC Communications Inc. 5.625% 2016	29,575	33,201
AT&T Inc. 6.55% 2039	8,500	9,283
AT&T Inc. 5.35% 20404	4,800	4,530
Sprint Capital Corp. 8.375% 2012	900	956
Nextel Communications, Inc., Series E, 6.875% 2013	13,515	13,616
Nextel Communications, Inc., Series F, 5.95% 2014	29,070	28,707
Nextel Communications, Inc., Series D, 7.375% 2015	19,100	19,219
France Télécom 4.375% 2014	13,930	14,896
France Télécom 2.125% 2015	41,960	40,891
Vodafone Group PLC, Term Loan, 6.875% 20155,6,7,9	4,600	4,715
Vodafone Group PLC 5.625% 2017	5,580	6,237
Vodafone Group PLC 5.45% 2019	25,000	27,519
Telefónica Emisiones, SAU 4.375% 2016	€19,675	26,863
Telefónica Emisiones, SAU 5.134% 2020	$4,200	4,051
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20154	15,485	16,762
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20154	1,500	1,624
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20174	9,150	9,493
Cricket Communications, Inc. 10.00% 2015	12,760	13,733
Cricket Communications, Inc. 7.75% 2016	11,600	12,093
Wind Acquisition SA 11.75% 20174	17,275	19,564
Wind Acquisition SA 7.25% 20184	5,675	5,788
Deutsche Telekom International Finance BV 4.875% 2014	16,250	17,479
Deutsche Telekom International Finance BV 6.75% 2018	5,900	6,988
Koninklijke KPN NV 8.375% 2030	12,725	16,588
PCCW-HKT Capital Ltd. 8.00% 20113,4	15,000	15,792
American Tower Corp. 4.625% 2015	14,875	15,555
Digicel Group Ltd. 12.00% 20144	5,000	5,850
Digicel Group Ltd. 8.875% 20154	8,540	8,668
América Móvil, SAB de CV 5.00% 2020	6,700	6,998
América Móvil, SAB de CV 8.46% 2036	MXN27,000	2,025
Trilogy International Partners, LLC, 10.25% 20164	$7,000	6,965
SK Telecom Co., Ltd. 4.25% 20114	6,000	6,033
Singapore Telecommunications Ltd. 6.375% 2011	3,475	3,634
Singapore Telecommunications Ltd. 6.375% 20114	2,050	2,144
Frontier Communications Corp. 8.25% 2017	4,000	4,410
LightSquared, Term Loan B, 12.00% 20145,7,9	4,750	4,384
Crown Castle International Corp. 9.00% 2015	2,550	2,830
Crown Castle International Corp. 7.75% 20174	300	329
Intelsat Jackson Holding Co. 8.50% 20194	1,175	1,284
Hawaiian Telcom, Inc. 9.00% 20153,5,7,9	1,076	1,085
Orascom Telecom 7.875% 20144	1,010	954
SBA Telecommunications, Inc. 8.00% 2016	725	788
Syniverse Holdings, Inc. 9.125% 20194	500	519
Sorenson Communications 10.50% 20154	575	354
		787,157

CONSUMER STAPLES — 1.88%
Food & staples retailing — 1.01%
Kroger Co. 5.00% 2013	18,000	19,403
Kroger Co. 7.50% 2014	9,343	10,779
Kroger Co. 3.90% 2015	10,000	10,518
Kroger Co. 6.40% 2017	41,905	48,180
The Kroger Co. 7.00% 2018	4,372	4,997
CVS Caremark Corp. 6.117% 20134,5	656	705
CVS Caremark Corp. 6.60% 2019	17,521	20,548
CVS Caremark Corp. 5.789% 20264,5	14,455	14,574
CVS Caremark Corp. 6.036% 20285	18,905	19,443
CVS Caremark Corp. 6.943% 20305	22,004	23,986
CVS Caremark Corp. 6.125% 2039	5,700	6,111
Tesco PLC 5.50% 20174	31,959	35,706
Delhaize Group 5.875% 2014	6,850	7,565
Delhaize Group 6.50% 2017	19,205	21,801
Delhaize Group 5.70% 20404	5,465	5,220
Wal-Mart Stores, Inc. 2.875% 2015	11,550	11,860
Wal-Mart Stores, Inc. 5.80% 2018	12,800	14,729
Wal-Mart Stores, Inc. 3.25% 2020	3,570	3,362
Rite Aid Corp. 9.75% 2016	26,650	29,482
Safeway Inc. 6.25% 2014	100	111
Safeway Inc. 6.35% 2017	15,000	16,773
Safeway Inc. 5.00% 2019	1,000	1,030
Safeway Inc. 3.95% 2020	6,360	6,034
Safeway Inc. 7.25% 2031	3,000	3,357
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	7,625	7,873
SUPERVALU INC. 7.50% 2012	365	371
Albertson’s, Inc. 7.25% 2013	2,025	2,040
SUPERVALU INC. 7.50% 2014	830	805
SUPERVALU INC. 8.00% 2016	4,200	4,043
Stater Bros. Holdings Inc. 7.75% 2015	5,150	5,317
Stater Bros. Holdings Inc. 7.375% 20184	1,100	1,133
Walgreen Co. 4.875% 2013	5,000	5,465
Costco Wholesale Corp. 5.30% 2012	3,000	3,157
Ingles Markets, Inc. 8.875% 2017	2,550	2,741
		369,219

Food, beverage & tobacco — 0.87%
Anheuser-Busch InBev NV 2.50% 2013	5,000	5,119
Anheuser-Busch InBev NV 7.20% 20144	27,500	31,471
Anheuser-Busch InBev NV 3.625% 2015	29,250	30,221
Anheuser-Busch InBev NV 4.125% 2015	37,375	39,401
Anheuser-Busch InBev NV 8.625% 2017	€2,500	4,278
Anheuser-Busch InBev NV 6.875% 20194	$7,740	9,242
Anheuser-Busch InBev NV 7.75% 20194	18,367	22,891
Anheuser-Busch InBev NV 5.00% 2020	2,500	2,647
Anheuser-Busch InBev NV 5.375% 2020	17,600	19,106
Coca-Cola Co. 1.50% 2015	23,380	22,467
Coca-Cola Co. 3.15% 2020	12,565	11,814
Kraft Foods Inc. 2.625% 2013	10,215	10,511
Kraft Foods Inc. 4.125% 2016	5,000	5,255
Kraft Foods Inc. 5.375% 2020	13,390	14,437
Kraft Foods Inc. 6.50% 2040	2,000	2,249
Altria Group, Inc. 9.25% 2019	13,000	16,992
Altria Group, Inc. 9.95% 2038	4,100	5,794
Altria Group, Inc. 10.20% 2039	4,000	5,798
PepsiCo, Inc. 3.10% 2015	22,000	22,970
PepsiCo, Inc. 3.125% 2020	2,500	2,354
PepsiCo, Inc. 4.875% 2040	2,000	1,948
British American Tobacco International Finance PLC 9.50% 20184	13,000	17,133
Smithfield Foods, Inc., Series B, 7.75% 2013	150	161
Smithfield Foods, Inc. 10.00% 20144	2,475	2,865
Smithfield Foods, Inc. 7.75% 2017	725	758
CEDC Finance Corp. 9.125% 20164	3,500	3,736
BFF International Ltd. 7.25% 20204	3,000	3,135
Constellation Brands, Inc. 8.375% 2014	550	604
Constellation Brands, Inc. 7.25% 2017	750	798
Tyson Foods, Inc. 10.50% 2014	700	831
Tyson Foods, Inc. 7.35% 20163	500	551
TreeHouse Foods, Inc. 7.75% 2018	1,200	1,304
Cott Beverages Inc. 8.375% 2017	1,000	1,085
		319,926

Household & personal products — 0.00%
Elizabeth Arden, Inc. 7.75% 2014	1,625	1,656
Spectrum Brands Inc. 9.50% 20184	1,400	1,540
Procter & Gamble Co. 3.50% 2015	150	158
		3,354

MATERIALS — 0.87%
Dow Chemical Co. 7.60% 2014	21,250	24,528
Dow Chemical Co. 5.70% 2018	1,700	1,842
Dow Chemical Co. 8.55% 2019	14,800	18,577
Dow Chemical Co. 9.40% 2039	1,200	1,747
International Paper Co. 7.40% 2014	26,750	30,372
International Paper Co. 7.95% 2018	6,970	8,306
International Paper Co. 7.50% 2021	4,330	5,124
Rio Tinto Finance (USA) Ltd. 8.95% 2014	2,500	3,029
Rio Tinto Finance (USA) Ltd. 9.00% 2019	22,670	30,495
ArcelorMittal 3.75% 2015	28,500	28,767
ArcelorMittal 7.00% 2039	3,000	3,123
POSCO 4.25% 20204	31,210	29,694
Reynolds Group 7.75% 20164	13,700	14,556
Reynolds Group 8.50% 20184	5,540	5,595
Reynolds Group 7.125% 20194	2,465	2,520
BHP Billiton Finance (USA) Ltd. 5.50% 2014	16,045	17,769
Georgia Gulf Corp. 9.00% 20174	14,975	16,323
CEMEX Finance LLC 9.50% 2016	5,925	6,140
CEMEX Finance LLC 9.50% 20164	5,200	5,389
CEMEX SA 9.25% 20204	1,126	1,112
Vale Overseas Ltd. 6.25% 2016	9,295	10,363
Plastipak Holdings, Inc. 8.50% 20154	7,165	7,416
Anglo American Capital PLC 2.15% 20134	5,130	5,178
Praxair, Inc. 4.375% 2014	1,850	1,978
Praxair, Inc. 4.625% 2015	2,500	2,724
Ball Corp. 7.125% 2016	1,270	1,375
Ball Corp. 6.75% 2020	690	728
Ball Corp. 5.75% 2021	1,850	1,795
Airgas, Inc. 7.125% 2018	3,000	3,323
Mercer International Inc. 9.50% 20174	3,210	3,314
Yara International ASA 7.875% 20194	2,675	3,193
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	2,254	2,310
Nalco Co. 8.25% 2017	300	327
Arbermarle Corp. 5.10% 2015	2,156	2,306
E.I. du Pont de Nemours and Co. 5.25% 2016	2,000	2,240
ICI Wilmington, Inc. 5.625% 2013	2,000	2,185
Georgia-Pacific Corp. 8.125% 2011	2,065	2,142
Owens-Brockway Glass Container Inc. 6.75% 2014	325	332
Owens-Brockway Glass Container Inc. 7.375% 2016	1,645	1,756
Graphic Packaging International, Inc. 9.50% 2017	1,195	1,310
Graphic Packaging International, Inc. 7.875% 2018	700	737
Smurfit Capital Funding PLC 7.50% 2025	2,150	1,994
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,600	1,661
Ardagh Packaging Finance 7.375% 2017	€500	675
Ardagh Packaging Finance 7.375% 20174	$200	207
Ardagh Packaging Finance 9.125% 20204	300	313
LBI Escrow Corp 8.00% 20174	810	898
Rockwood Specialties Group, Inc. 7.625% 2014	€500	685
Solutia Inc. 8.75% 2017	$610	671
Newpage Corp. 11.375% 2014	365	345
		319,489

INFORMATION TECHNOLOGY — 0.87%
Semiconductors & semiconductor equipment — 0.39%
Freescale Semiconductor, Inc. 8.875% 2014	4,300	4,515
Freescale Semiconductor, Inc. 9.125% 20143,9	19,834	20,826
Freescale Semiconductor, Inc. 10.125% 2016	8,780	9,285
Freescale Semiconductor, Inc. 9.25% 20184	5,250	5,801
Freescale Semiconductor, Inc. 10.125% 20184	3,925	4,435
NXP BV and NXP Funding LLC 3.039% 20133	3,245	3,208
NXP BV and NXP Funding LLC 10.00% 201311	6,882	7,863
NXP BV and NXP Funding LLC 7.875% 2014	1,000	1,045
NXP BV and NXP Funding LLC 8.625% 2015	€5,125	7,088
NXP BV and NXP Funding LLC 9.50% 2015	$16,120	17,289
NXP BV and NXP Funding LLC 9.75% 20184	6,075	6,865
National Semiconductor Corp. 6.15% 2012	3,850	4,098
National Semiconductor Corp. 6.60% 2017	23,000	25,443
KLA-Tencor Corp. 6.90% 2018	20,000	22,032
Advanced Micro Devices, Inc. 8.125% 2017	3,075	3,275
		143,068

Software & services — 0.35%
First Data Corp., Term Loan B2, 3.011% 20143,5,7	4,516	4,184
First Data Corp. 9.875% 2015	1,222	1,164
First Data Corp. 9.875% 2015	224	214
First Data Corp. 10.55% 20159	859	796
First Data Corp. 11.25% 2016	26,950	23,716
First Data Corp. 8.875% 20204	6,000	6,360
First Data Corp. 8.25% 20214	10,302	9,941
First Data Corp. 12.625% 20214	20,631	19,806
First Data Corp. 8.75% 20223,4,9	10,327	10,043
International Business Machines Corp. 2.00% 2016	35,500	34,752
International Business Machines Corp. 5.60% 2039	6,000	6,562
Serena Software, Inc. 10.375% 2016	7,645	7,855
SunGard Data Systems Inc. 7.375% 20184	765	773
SunGard Data Systems Inc. 7.625% 20204	636	647
		126,813

Technology hardware & equipment — 0.13%
Cisco Systems, Inc. 2.90% 2014	10,125	10,512
Cisco Systems, Inc. 5.50% 2016	2,000	2,285
Cisco Systems, Inc. 4.95% 2019	2,500	2,729
Cisco Systems, Inc. 4.45% 2020	6,500	6,823
Sanmina-SCI Corp. 3.052% 20143,4	7,871	7,478
Sanmina-SCI Corp. 8.125% 2016	11,490	11,662
Jabil Circuit, Inc. 8.25% 2018	5,850	6,654
		48,143

Total corporate bonds & notes		$10,627,854

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 6.36%
Polish Government, Series 0414, 5.75% 2014	PLN166,821	57,543
Polish Government 3.875% 2015	$7,805	7,972
Polish Government, Series 1017, 5.25% 2017	PLN255,245	84,298
Polish Government 6.375% 2019	$74,825	84,194
United Mexican States Government Global 6.375% 2013	5,150	5,652
United Mexican States Government, Series MI10, 9.50% 2014	MXN262,800	23,854
United Mexican States Government, Series M10, 7.25% 2016	435,000	36,646
United Mexican States Government 3.50% 20172	235,145	20,169
United Mexican States Government Global 5.95% 2019	$11,170	12,510
United Mexican States Government, Series M20, 10.00% 2024	MXN549,800	55,608
United Mexican States Government Global, Series A, 6.75% 2034	$2,495	2,819
United Mexican States Government, Series M30, 10.00% 2036	MXN138,000	13,877
United Mexican States Government 4.00% 20402	133,852	11,266
South Korean Government, Series 1303, 5.25% 2013	KRW31,498,750	28,848
South Korean Government 4.25% 2014	29,650,000	26,415
South Korean Government 4.75% 2014	48,640,000	44,524
South Korean Government 5.00% 2014	11,870,000	10,950
South Korean Government 5.75% 2014	$21,100	23,085
South Korean Government 5.25% 2015	KRW24,200,000	22,475
South Korean Government 5.50% 2017	10,100,000	9,551
Turkey (Republic of) 10.00% 20122	TRY29,232	21,369
Turkey (Republic of) 16.00% 2012	9,555	6,774
Turkey (Republic of) 10.00% 2013	13,350	9,201
Turkey (Republic of) 16.00% 2013	21,045	16,493
Turkey (Republic of) 10.00% 2015	13,000	9,118
Turkey (Republic of) 7.50% 2017	$5,725	6,798
Turkey (Republic of) 6.75% 2018	17,250	19,794
Turkey (Republic of) 5.625% 2021	8,000	8,360
Turkey (Republic of) 8.00% 2034	1,250	1,572
Turkey (Republic of) 6.75% 2040	9,300	10,183
Brazilian Treasury Bill 0% 2011	BRL 8,980	5,411
Brazil (Federal Republic of) 6.00% 20152	7,803	4,739
Brazil (Federal Republic of) Global 12.50% 2016	30,400	21,298
Brazil (Federal Republic of) 10.00% 2017	28,515	15,769
Brazil (Federal Republic of) 6.00% 20172	66,199	40,615
Brazil (Federal Republic of) Global 4.875% 2021	$5,250	5,381
Brazil (Federal Republic of) Global 12.25% 2030	425	771
Brazil (Federal Republic of) Global 7.125% 2037	750	898
Brazil (Federal Republic of) Global 11.00% 2040	1,135	1,532
Hungarian Government, Series 14/C, 5.50% 2014	HUF4,427,730	20,019
Hungarian Government, Series 17/B, 6.75% 2017	738,000	3,357
Hungarian Government, Series 19/A, 6.50% 2019	500,000	2,180
Hungarian Government 6.25% 2020	$66,950	64,998
Malaysian Government, Series 0109, 2.509% 2012	MYR22,045	7,098
Malaysian Government, Series 509, 3.21% 2013	61,000	19,833
Malaysian Government, Series 3/03, 3.702% 2013	38,870	12,773
Malaysian Government, Series 204, 5.094% 2014	75,350	25,861
Malaysian Government, Series 0409, 3.741% 2015	63,870	21,036
Indonesia (Republic of), Series 23, 11.00% 2012	IDR 4,090,000	496
Indonesia (Republic of), Series 33, 12.50% 2013	8,710,000	1,094
Indonesia (Republic of), Series 20, 14.275% 2013	2,110,000	283
Indonesia (Republic of), Series 51, 11.25% 2014	1,260,000	160
Indonesia (Republic of) 9.50% 2015	28,000,000	3,425
Indonesia (Republic of), Series 30, 10.75% 2016	176,767,000	22,875
Indonesia (Republic of) 11.50% 2019	107,388,000	14,826
Indonesia (Republic of) 11.625% 2019	$10,254	15,253
Indonesia (Republic of) 5.875% 2020	6,800	7,497
Indonesia (Republic of) 5.875% 20204	6,200	6,835
Indonesia (Republic of) 7.75% 2038	10,500	12,862
Canadian Government 2.00% 2014	$ C83,205	83,204
Australia Government Agency-Guaranteed, National Australia Bank 0.79% 20143,4	$25,000	25,037
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20144	50,550	52,552
United Kingdom 3.75% 2019	£39,905	64,232
Russian Federation 5.00% 2020	$21,000	21,105
Russian Federation 7.50% 20305	32,945	38,216
Russian Federation 7.50% 20304,5	130	151
France Government Agency-Guaranteed, Société Finance 2.25% 20124	12,585	12,832
France Government Agency-Guaranteed, Société Finance 2.875% 20144	33,200	34,280
France Government Agency-Guaranteed, Société Finance 3.375% 20144	10,000	10,518
Colombia (Republic of) Global 12.00% 2015	COP39,750,000	27,684
Colombia (Republic of) Global 7.75% 2021	4,035,000	2,506
Colombia (Republic of) Global 9.85% 2027	12,551,000	9,266
Colombia (Republic of) Global 7.375% 2037	$13,600	16,184
Argentina (Republic of) 0.169% 20123,5	24,755	5,899
Argentina (Republic of) 7.00% 2015	9,345	8,827
Argentina (Republic of) 8.28% 20335,9	40,004	37,304
Argentina (Republic of) GDP-Linked 2035	ARS 9,238	341
Argentina (Republic of) 1.18% 20382,5	10,066	1,018
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20124	$7,250	7,461
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20144	23,005	23,926
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 20144	20,000	21,321
Irish Government 4.00% 2014	€24,455	29,751
Irish Government 4.40% 2019	12,235	12,222
Irish Government 5.00% 2020	10,335	10,138
Japanese Government, Series 231, 1.30% 2011	¥50	1
Japanese Government, Series 296, 1.50% 2018	2,468,700	31,987
Japanese Government 2.40% 2038	1,342,250	18,006
Israeli Government, Series 2683, 6.50% 2016	ILS64,800	20,397
Israeli Government 5.50% 2017	63,060	18,996
Israeli Government 5.125% 2019	$7,250	7,796
Croatian Government 6.75% 20194	22,450	23,534
Croatian Government 6.75% 2019	19,650	20,599
Croatian Government 6.625% 20204	2,915	3,015
Italian Government 4.25% 2013	€14,100	19,336
Italian Government 3.00% 2015	20,310	26,362
Sweden Government Agency-Guaranteed, Swedbank AB 2.80% 20124	$9,000	9,207
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20134	35,000	36,249
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20124	8,250	8,392
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20144	33,320	35,563
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20124	42,220	43,108
New South Wales Treasury Corp., Series 19, 6.00% 2019	$ A33,350	34,449
Venezuela (Republic of) 8.50% 2014	$245	208
Venezuela (Republic of) 7.65% 2025	985	623
Venezuela (Republic of) 9.25% 2027	31,745	23,809
Venezuela (Republic of) 9.25% 2028	11,160	7,589
Uruguay (Republic of) 5.00% 20182	UYU515,909	30,259
Uruguay (Republic of) 7.625% 20365	$1,250	1,491
Peru (Republic of) 8.75% 2033	8,226	11,331
Peru (Republic of) 6.55% 20375	14,200	15,620
Europe Government Agency-Guaranteed, Dexia Credit Local 0.539% 20123,4	25,000	24,961
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	19,250	24,935
Iraq (Republic of) 5.80% 20285	25,300	23,339
Australia and New Zealand Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20124	21,750	22,321
South Africa (Republic of) 6.875% 2019	5,715	6,722
South Africa (Republic of) 5.50% 2020	12,000	12,825
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 20134	19,600	17,849
Province of Ontario, Series 1, 1.875% 2012	17,375	17,717
Philippines (Republic of) 6.375% 2034	15,500	16,507
Egypt (Arab Republic of) 11.50% 2011	EGP30,000	5,292
Egypt (Arab Republic of) 11.55% 2013	61,000	10,279
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20124	$15,000	15,283
Bermudan Government 5.603% 2020	6,090	6,345
Bermudan Government 5.603% 20204	6,000	6,251
German Government, Series 05, 3.25% 2015	€4,590	6,520
German Government 3.75% 2019	2,060	2,949
Corporación Andina de Fomento 6.875% 2012	$5,895	6,274
Corporación Andina de Fomento 5.125% 2015	2,000	2,121
Corporación Andina de Fomento 8.125% 2019	890	1,051
Dominican Republic 9.50% 20114,5	469	485
Dominican Republic 9.04% 20184,5	4,481	5,109
Dominican Republic 7.50% 20214,5	3,500	3,789
Banque Centrale de Tunisie 4.75% 2011	€3,000	4,054
Banque Centrale de Tunisie 7.375% 2012	$4,500	4,826
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20144	7,000	7,442
Panama (Republic of) Global 7.25% 2015	2,275	2,639
Panama (Republic of) Global 7.125% 2026	300	362
Panama (Republic of) Global 8.875% 2027	250	344
Panama (Republic of) Global 9.375% 2029	340	479
Panama (Republic of) Global 6.70% 20365	2,159	2,418
Gabonese Republic 8.20% 2017	5,300	6,227
El Salvador (Republic of) 7.375% 2019	4,800	5,328
Guatemala (Republic of) 10.25% 20114	1,000	1,077
LCR Finance PLC 5.10% 2051	£165	296
		2,329,411

ASSET-BACKED OBLIGATIONS5 — 1.50%
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 20124	$898	910
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 20124	2,047	2,050
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20124	8,622	8,690
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 20134	10,070	10,260
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 20134	9,778	9,953
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20144	14,215	14,579
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 20144	18,950	19,565
Aesop Funding II LLC, Series 2010-2A, Class A, 3.63% 20144	12,400	12,814
Aesop Funding II LLC, Series 2010-3A, Class B, 6.74% 20164	3,000	3,112
Aesop Funding II LLC, Series 2010-5A, Class A, 3.15% 20174	20,000	19,556
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.31% 20153,4	31,000	30,930
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 20214	32,722	28,685
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20144	9,000	9,422
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 20164	17,500	19,027
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	14,077	14,170
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	8,680	8,834
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	6,361	6,598
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	2,642	2,649
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	1,014	1,041
Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 0.685% 20273	268	239
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	1,089	1,113
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	7,363
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	739	696
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	1,923	1,836
Capital One Auto Finance Trust, Series 2006-C, Class A-4, FGIC insured, 0.29% 20133	11,872	11,809
Capital One Auto Finance Trust, Series 2007-B, Class A-4, MBIA insured, 0.29% 20143	9,688	9,639
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	5,631	5,716
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	15,315	15,607
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	18,000	19,350
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,720	18,490
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	13,667	13,924
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	4,110	4,248
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 20234,6	22,004	18,044
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	18,125	17,250
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20144	16,187	16,659
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	3,759	3,827
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	7,316	7,790
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	3,270
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 1.056% 20343	18,564	14,177
USAA Auto Owner Trust, Series 2007-1, Class A-4, 5.55% 2013	13,940	14,055
AmeriCredit Prime Automobile Receivables Trust, Series 2007-2-M, Class A-4-A, MBIA insured, 5.35% 2016	9,411	9,876
MBNA Credit Card Master Note Trust, Series 2006-1, Class C, 0.68% 20153	10,000	9,709
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	1,822	1,838
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018	934	935
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2022	3,067	3,127
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.71% 20333	3,933	3,655
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	8,463	8,205
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.391% 20263	599	429
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.391% 20293	9,727	7,303
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.40% 20373	5,936	4,595
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.41% 20373	3,147	2,427
Ford Credit Auto Owner Trust, Series 2006-B, Class B, 5.43% 2012	6,632	6,659
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	6,228	6,500
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	10,740	5,825
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	5,654	5,709
Home Equity Asset Trust, Series 2004-7, Class M-1, 0.881% 20353	6,500	5,378
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	848	871
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	3,546	3,708
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 2.01% 20333	808	499
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	4,129	3,859
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	3,283	3,465
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	1,932	1,931
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	1,547	1,481
UPFC Auto Receivables Trust, Series 2007-A, Class A-3, MBIA insured, 5.53% 2013	3,358	3,375
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 20353	1,651	1,598
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.391% 20363	1,630	1,271
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 20174	2,695	2,690
Wachovia Auto Loan Owner Trust, Series 2006-1, Class B, 5.15% 20124	2,469	2,470
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	2,350	2,400
Franklin Auto Trust, Series 2006-1, Class A-4, 5.03% 2014	276	276
Franklin Auto Trust, Series 2006-1, Class B, 5.14% 2014	2,000	2,009
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 20394	£1,160	1,734
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.421% 20373	$1,356	1,049
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	945	942
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 20363	1,450	499
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 20373	2,020	365
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	636	558
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	138	138
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 20224	147	129
		547,434

MUNICIPALS — 0.28%
State of New York, Long Island Power Authority, Electric System General Revenue Bonds, Series 2009-A, 5.75% 2039	24,330	25,167
Illinois General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	17,000	16,684
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	17,346	15,189
State of Indiana, Health and Educational Facility Financing Authority, Hospital Revenue Refunding Bonds
(Clarian Health Obligated Group), Series 2006-B, 5.00% 2033	13,860	12,828
State of Illinois, Regional Transportation Authority of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
General Obligation Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	12,709
State of Wisconsin, General Fund Annual Appropriation Bonds, Series 2009-A, 5.75% 2033	6,000	6,293
State of Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue Bonds, Series 2007, 5.50% 2023	6,000	6,259
State of New York, Metropolitan Transportation Authority, Dedicated Tax Fund Bonds (Federally Taxable-Issuer
Subsidy-Build America Bonds), Series 2009-C, 7.336% 2039	5,500	6,118
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	125	132
		101,379

Total bonds & notes (cost: $34,478,676,000)		35,529,939

Convertible securities — 0.04%

INFORMATION TECHNOLOGY — 0.04%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$11,500	12,247
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	2,963	3,000

Total convertible securities (cost: $11,663,000)		15,247

Preferred securities — 0.46%	Shares

FINANCIALS — 0.45%
AXA SA, Series B, 6.379%3,4	35,730,000	32,648
QBE Capital Funding II LP 6.797%3,4	36,255,000	31,610
Catlin Insurance Ltd. 7.249%3,4	32,375,000	28,652
BNP Paribas 7.195%3,4	23,600,000	22,774
HVB Funding Trust III 9.00% 20314	13,696,000	13,696
XL Capital Ltd., Series E, 6.50%3	13,215,000	11,497
HSBC Holdings PLC, Series 2, 8.00%	378,800	10,142
PNC Preferred Funding Trust I 6.517%3,4	10,700,000	8,502
SMFG Preferred Capital GBP 2 Ltd. 10.231%3	3,100,000	5,558
Barclays Bank PLC 7.434%3,4	1,500,000	1,481
		166,560

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
US AgBank 6.11%3,4	5,000,000	3,325

Total preferred securities (cost: $160,629,000)		169,885

		Value
Common stocks — 0.04%	Shares	(000)

CONSUMER DISCRETIONARY — 0.03%
American Media, Inc.6,11,12	453,779	$7,602
Cooper-Standard Holdings Inc.4,12	60,544	2,725
Cooper-Standard Holdings Inc.4,12	24,906	1,121
		11,448

TELECOMMUNICATION SERVICES — 0.01%
Hawaiian Telcom Holdco, Inc.12	35,819	1,003

INDUSTRIALS— 0.00%
Atrium Corp.6,11,12	985	89

Total common stocks (cost: $11,276,000)		12,540

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
Hawaiian Telcom Holdco, Inc., warrants, expire 20156,12	47,929	192

CONSUMER DISCRETIONARY — 0.00%
Cooper-Standard Holdings Inc., warrants, expire 20174,12	5,096	132

Total warrants (cost: $11,356,000)		324

	Principal amount
Short-term securities — 2.98%	(000)

Freddie Mac 0.165%–0.25% due 1/11–7/6/2011	$261,850	261,700
Federal Home Loan Bank 0.16%–0.36% due 1/4–11/14/2011	234,783	234,594
General Electric Capital Corp. 0.17% due 1/19/2011	100,000	99,991
General Electric Capital Services, Inc. 0.23% due 2/28/2011	50,000	49,984
Private Export Funding Corp. 0.16%–0.26% due 1/20–2/14/20114	120,000	119,973
ExxonMobil Corp. 0.15% due 1/20/2011	75,000	74,994
Coca-Cola Co. 0.25% due 4/5/20114	51,900	51,869
Johnson & Johnson 0.15% due 1/3/20114	38,000	38,000
Google, Inc. 0.18%–0.20% due 1/10–3/4/20114	37,400	37,384
Fannie Mae 0.14% due 2/9/2011	33,200	33,195
Straight-A Funding LLC 0.24% due 2/22/20114	30,000	29,988
U.S. Treasury Bill 0.178% due 5/19/2011	22,100	22,087
Procter & Gamble Co. 0.22% due 1/4/20114	20,000	20,000
Federal Farm Credit Banks 0.35% due 2/10/2011	10,000	9,998
NetJets Inc. 0.17% due 1/20/20114	5,500	5,499

Total short-term securities (cost: $1,089,204,000)		1,089,256

Total investment securities (cost: $35,762,804,000)		36,817,191
Other assets less liabilities		(196,451)

Net assets		$36,620,740

1 A portion of this security was pledged as collateral for losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $252,000, which represented .07% of the net assets of the fund.
2  Index-linked bond whose principal amount moves with a government retail price index.
3  Coupon rate may change periodically.
4 Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,147,679,000, which represented 11.33% of the net assets of the fund.
5  Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6 Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $97,072,000, which represented .27% of the net assets of the fund.
7 Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $213,372,000, which represented .58% of the net assets of the fund.
8  Scheduled interest and/or principal payment was not received.
9  Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
10Step bond; coupon rate will increase at a later date.
11Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
    Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date	(000)	(000)	net assets

NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$5,806	$7,863	.02%
American Media, Inc.	11/17/2010	7,603	7,602	.02
Atrium Corp.	4/30/2010	89	89	.00

Total restricted securities		$13,498	$15,554	.04%

12Security did not produce income during the last 12 months.

Key to abbreviations and symbols

ARS = Argentine pesos	DKr = Danish kroner	IDR = Indonesian rupiah	MYR = Malaysian ringgits
A$ = Australian dollars	EGP = Egyptian pounds	ILS = Israeli shekels	PLN = Polish zloty
BRL = Brazilian reais	€ = Euros	¥ = Japanese yen	TRY = Turkish liras
C$ = Canadian dollars	£ = British pounds	KRW = South Korean won	UYU = Uruguayan pesos
COP = Colombian pesos	HUF = Hungarian forints	MXN = Mexican pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-908-0211O-S25557

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON INVESTMENT PORTFOLIO

To the Shareholders and Board of Directors of
The Bond Fund of America, Inc.:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The Bond Fund of America, Inc. (the “Fund”) as of December 31, 2010, and for the year then ended and have issued our report thereon dated February 7, 2011, which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR.  Our audit also included the Fund’s investment portfolio (the “Schedule”) as of December 31, 2010, appearing in Item 6 of this Form N-CSR.  This Schedule is the responsibility of the Fund’s management.  Our responsibility is to express an opinion based on our audit.  In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 7, 2011

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA, INC.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: February 28, 2011

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: February 28, 2011